UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Spartan®

Municipal
Money

Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	81.3	83.6	82.9
31 - 90	3.4	3.7	9.1
91 - 180	5.9	6.0	2.5
181 - 397	9.4	6.7	5.5
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Spartan Municipal Money Fund	45 Days	29 Days	30 Days
All Tax-Free Money Market Funds Average *	48 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 65.6%	Variable Rate Demand Notes (VRDNs) 64.1%
Commercial Paper (including CP Mode) 6.1%	Commercial Paper (including CP Mode) 11.2%
Tender Bonds 9.5%	Tender Bonds 2.9%
Municipal Notes 6.3%	Municipal Notes 10.8%
Fidelity Municipal Cash Central Fund 11.9%	Fidelity Municipal Cash Central Fund 10.1%
Other Investments 0.2%	Other Investments 0.4%
Net Other Assets 0.4%	Net Other Assets 0.5%

Current and Historical Seven-Day Yields

	9/1/03	6/2/03	3/3/03	12/2/02	9/2/02
Spartan Municipal Money Fund	.62%	.98%	.90%	1.06%	1.25%
If Fidelity had not reimbursed certain fund expenses	.52%	.88%	.80%	.96%	1.15%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.1%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 0.98%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	$ 3,100	$ 3,100
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 0.9%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	4,200	4,200
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 0.95%, LOC Key Bank NA, VRDN (c)(f)	4,570	4,570
Huntsville Health Care Auth. Rev. Series 1998, 0.93%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	5,910	5,910
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 0.88%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	14,600	14,600
Montgomery Indl. Dev. Board Rev. (Contech Construction Proj.) Series 1996, 0.97%, LOC Mellon Bank NA, Pittsburgh, VRDN (c)(f)	2,250	2,250
		34,630
Alaska - 2.1%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 0.93% (Liquidity Facility Bank of America NA) (c)(g)	9,285	9,285
Series FRRI 98 2, 0.9% (Liquidity Facility Bank of New York NA) (c)(g)	5,640	5,640
Series Merlots 99 D, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds:
(Phillips Petroleum Co. Proj.) Series 1994 C, 2%, tender 1/1/04 (c)	9,200	9,215
Series MS 98 146, 1.05%, tender 5/1/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	15,500	15,500
(BP Pipelines, Inc. Proj.) Series 2003 A, 0.87%, VRDN (c)	19,300	19,300
		62,640
Arizona - 1.9%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.88% (Liquidity Facility WestLB AG) (c)(g)	4,280	4,280
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,675	6,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,130	$ 3,130
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.25%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(c)(f)	11,300	11,300
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.2% tender 10/8/03, CP mode (f)	3,635	3,635
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	2,600	2,600
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,920	4,920
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.01% (Liquidity Facility Bank of New York NA) (c)(f)(g)	4,950	4,950
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 0.88% (Liquidity Facility Societe Generale) (c)(g)	8,100	8,100
		58,085
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	3,300	3,300
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.05%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	1,300	1,300
		4,600
California - 4.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L12, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	6,000	6,000
California Gen. Oblig. Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	56,900	56,900
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	57,200	57,200
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 0.91%, VRDN (c)	5,100	5,100
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series PT 1949, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(g)	5,290	5,290
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.05%, LOC Societe Generale, VRDN (c)(f)	$ 1,425	$ 1,425
Los Angeles Unified School District Participating VRDN Series PA 1117, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(g)	6,495	6,495
		138,410
Colorado - 2.3%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1%, LOC Bank One NA, Chicago, VRDN (c)	1,600	1,600
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.05%, LOC Fannie Mae, VRDN (c)(f)	5,100	5,100
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,850	10,850
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	6,800	6,845
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1%, LOC Bank One NA, Chicago, VRDN (c)	4,500	4,500
(Sisters of Charity Leavenworth Proj.) 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	28,000	28,000
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,160	3,160
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	3,940	3,940
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1%, tender 11/5/03 (c)	3,200	3,200
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.05%, LOC Fannie Mae, VRDN (c)(f)	2,600	2,600
		69,795
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.2%, VRDN (c)(f)	11,000	11,000
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(g)	1,350	1,350
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Defenders of Wildlife Proj.) 0.9%, LOC Bank of America NA, VRDN (c)	$ 2,500	$ 2,500
Series C, 0.8% (FSA Insured), VRDN (c)	30,000	30,000
Metro. Washington Arpt. Auth. Sys. Rev. Participating VRDN Series PT 1629, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,965	6,965
		45,810
Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 0.88% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	2,250	2,250
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(g)	2,600	2,600
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSTC 01 161, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	3,300	3,300
Series PA 969, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,095	3,095
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series MS 01 634, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	12,000	12,000
Series PT 1897, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,645	11,645
Florida Dept. of Trans. Participating VRDN Series ROC II 1000, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	7,605	7,605
Florida Local Govt. Fin. Auth. Rev. Series A, 1.1% 9/11/03, LOC Wachovia Bank NA, CP	4,609	4,609
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,795	4,795
Jacksonville Elec. Auth. Rev. Bonds (Saint Johns River Proj.) Series 10 Issue 2, 6.5% 10/1/03	1,500	1,507
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.95% tender 10/15/03, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 0.87%, VRDN (c)	20,000	20,000
Series 1985 D, 0.87%, VRDN (c)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 6,690	$ 6,690
Miami Gen. Oblig. Participating VRDN Series PT 1474, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,100	10,100
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series FRRI 03 L4J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	3,925	3,925
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	3,475	3,475
Tampa Bay Wtr. Util. Sys. Rev. Bonds Series MS 98 112, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	5,745	5,745
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 0.9%, LOC Wachovia Bank NA, VRDN (c)	9,000	9,000
		122,151
Georgia - 2.3%
Atlanta Urban Residential Fin. Auth. Multi-family Rev. (Carver Redev. Partnership I LP Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (c)	3,000	3,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 0.9%, LOC Southtrust Bank NA, VRDN (c)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 0.85%, LOC Suntrust Bank, VRDN (c)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.24% (American Int'l. Group, Inc. Guaranteed), VRDN (c)	10,500	10,500
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 0.88% (Liquidity Facility Societe Generale) (c)(g)	14,610	14,610
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,900	5,900
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (c)	2,600	2,600
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,500	1,500
		68,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Bonds 2%, tender 7/1/04, LOC Societe Generale (c)	$ 3,400	$ 3,428
Participating VRDN Series PT 830, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,215	2,215
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (c)	5,500	5,500
		11,143
Illinois - 11.0%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,600	1,600
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 0.92% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	9,995	9,995
Series BA 96 BB, 0.93% (Liquidity Facility Bank of America NA) (c)(g)	11,100	11,100
Series Merlots 97 E, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,125	3,125
Series MS 01 566, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,000	5,000
Series PT 1704, 0.88% (Liquidity Facility WestLB AG) (c)(g)	4,070	4,070
Series Putters 199, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,610	10,610
Series SGA 98, 0.9% (Liquidity Facility Societe Generale) (c)(g)	7,820	7,820
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.15% tender 3/17/04, CP mode	1,000	1,000
Series 2002 D, 1.5% tender 9/25/03, CP mode (f)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN Series Merlots 00 A12, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,715	2,715
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series PA 1198, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,425	3,425
Series PA 1200, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,250	2,250
Series PT 756, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2001 A, 1.15% 9/11/03, LOC Commerzbank AG, CP (f)	$ 11,300	$ 11,300
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series EGL 03 15, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	2,800	2,800
Chicago Rev. (HomeStart Prog.) Series 2000 A, 0.92%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (c)	22,000	22,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,600	2,600
Series Merlots 97 V, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,660	4,660
Series MS 01 560, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	10,000	10,000
Cook, Kane, McHenry & DeKalb Counties Unified School District #300 Participating VRDN Series EGL 00 1310, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	14,850	14,850
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	16,850	16,850
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.1%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	5,200	5,200
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1% tender 10/1/03, CP mode (f)	6,725	6,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 1.1%, LOC Lasalle Bank NA, VRDN (c)(f)	1,900	1,900
(Camcraft Proj.) Series 1993, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	100	100
(Cloverhill Pastry Vend Corp. Proj.) 1.1%, LOC M&I Marshall & Ilsley Bank, VRDN (c)(f)	3,970	3,970
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1%, LOC Lasalle Bank NA, VRDN (c)(f)	1,300	1,300
(Yale-South Haven Proj.) Series 1994, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,260	1,260
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 1994 C, 0.85%, LOC ABN-AMRO Bank NV, VRDN (c)	8,200	8,200
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 0.92%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 4,535	$ 4,535
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	2,600	2,600
Series EGL 01 1307, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	10,675	10,675
Series MS 98 143, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	13,560	13,560
Series PT 01 1760, 0.88% (Liquidity Facility BNP Paribas SA) (c)(g)	5,570	5,570
Series Putters 133, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	7,525	7,525
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 0.92% (MBIA Insured), VRDN (c)	17,705	17,705
(Southern Illinois Health Care Proj.) 0.95% (MBIA Insured), VRDN (c)	2,200	2,200
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 0.91% (Liquidity Facility Bank of America NA) (c)(g)	7,045	7,045
Series EGL 01 1306, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	19,275	19,275
Series Merlots 01 A73, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,960	4,960
Series Merlots 02 A24, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,985	4,985
Series MSTC 9044, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	4,525	4,525
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 0.88% (MBIA Insured), VRDN (c)(f)	1,850	1,850
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	$ 5,400	$ 5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 0.88% (Liquidity Facility Societe Generale) (c)(g)	5,705	5,705
		332,910
Indiana - 1.7%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,810	3,810
Indiana Edl. Facilities Auth. Rev. (DePauw Univ. Proj.) 0.8%, LOC Northern Trust Co., Chicago, VRDN (c)	10,400	10,400
Indiana Univ. Revs. Participating VRDN Series PT 03 1739, 0.91% (Liquidity Facility WestLB AG) (c)(g)	4,480	4,480
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 0.9% (Liquidity Facility Societe Generale) (c)(g)	7,435	7,435
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.03%, LOC Comerica Bank, Detroit, VRDN (c)(f)	470	470
(US LLC Proj.) Series 1996, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	330	330
Indianapolis Gen. Oblig. Series 2002, 0.95% 11/12/03, LOC Key Bank NA, CP	2,025	2,025
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 0.97%, LOC Bank of America NA, VRDN (c)(f)	2,180	2,180
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	900	900
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.05%, LOC Bank One NA, VRDN (c)(f)	930	930
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 0.93%, LOC Key Bank NA, VRDN (c)	3,300	3,300
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L6, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 2,600	$ 2,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 0.97%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	6,255	6,255
		51,715
Kansas - 1.3%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1. 1.1% tender 9/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 C2, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	16,525	16,525
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.95%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
Sedgwick & Shawnee Companies Participating VRDN Series PT 674, 0.97% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	4,875	4,875
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 1.93%, VRDN (c)(f)	4,950	4,950
		39,950
Kentucky - 1.4%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 1.15%, tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	3,240	3,240
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.94% tender 12/9/03, LOC PNC Bank NA, Pittsburgh, CP mode	12,500	12,500
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.2% tender 9/10/03, CP mode	2,000	2,000
Series 2001 A, 1.15% tender 9/4/03, CP mode	4,300	4,300
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	4,950	4,950
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.1%, LOC Bank One NA, VRDN (c)(f)	$ 550	$ 550
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.05% tender 11/12/03, CP mode	13,800	13,800
		41,340
Louisiana - 0.9%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(g)	3,746	3,746
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 0.9% (MBIA Insured), VRDN (c)	3,900	3,900
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 0.93%, LOC KBC Bank NV, VRDN (c)	14,740	14,740
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 1.24%, VRDN (c)(f)	4,000	4,000
		26,386
Maryland - 0.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.13% tender 9/17/03, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.05% tender 9/16/03, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 774, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,965	12,965
Maryland Gen. Oblig. Participating VRDN Series MS 840, 0.86% (Liquidity Facility Morgan Stanley) (c)(g)	5,600	5,600
		25,020
Michigan - 1.5%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 0.93%, LOC Northern Trust Co., Chicago, VRDN (c)	5,500	5,500
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	5,235	5,235
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 2,640	$ 2,640
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series 1997 X, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,100	4,100
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,995	4,995
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MS 00 382, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	8,745	8,745
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.5%, VRDN (c)	500	500
1.5%, VRDN (c)	8,075	8,075
		45,790
Minnesota - 1.7%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.08% tender 12/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	4,700	4,700
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,620	4,620
Dakota County Cmnty. Dev. Agy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.9%, LOC Lasalle Bank NA, VRDN (c)(f)	3,100	3,100
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.95%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 0.93% (Liquidity Facility Morgan Stanley) (c)(g)	7,800	7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,795	3,795
Series PT 1459, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,725	5,725
Series PT 735, 0.95% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	$ 7,300	$ 7,300
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II R 130, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,640	5,640
		52,230
Mississippi - 0.9%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.4%, VRDN (c)(f)	2,700	2,700
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	3,600	3,600
Series Putters 138, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	9,965	9,965
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 0.9% (MBIA Insured), VRDN (c)	8,200	8,200
		27,860
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.74%, VRDN (c)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,110	5,110
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds 1.1386%, tender 6/30/04 (c)(f)	10,845	10,845
Participating VRDN Series FRRI A64, 0.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,775	1,775
		21,430
Montana - 0.2%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.25%, tender 2/27/04, LOC Dexia Cr. Local de France (c)(f)	4,955	4,955
Nebraska - 0.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,255	3,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2002 F, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 1,315	$ 1,315
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	3,600	3,617
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 0.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	8,265	8,265
		21,447
Nevada - 1.2%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 0.92% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	19,505	19,505
Clark County Hwy. Impt. Rev. Series 2001 B, 0.95% 9/8/03, LOC Toronto-Dominion Bank, CP	4,000	4,000
Clark County School District Participating VRDN Series PT 1721, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,630	5,630
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,045	1,045
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 0.9% (Liquidity Facility Societe Generale) (c)(g)	6,000	6,000
		36,180
New Hampshire - 0.7%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	6,500	6,500
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.13% tender 9/9/03, CP mode (f)	9,100	9,100
Series 1990 B, 1.08% tender 9/9/03, CP mode	4,000	4,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,925	2,925
		22,525
New Mexico - 0.5%
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 0.97%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	1,805	1,805
New Mexico Gen. Oblig. TRAN 2% 6/30/04	2,800	2,824
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth.:
Bonds 1.11%, tender 9/1/04 (c)(f)	$ 7,100	$ 7,100
Participating VRDN Series PT 739, 0.93% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	3,750	3,750
		15,479
New York - 1.8%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 2, 1.05% (Liquidity Facility Bank of New York NA) (c)(f)(g)	1,700	1,700
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1051, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,000	16,000
New York City Transitional Fin. Auth. Rev. BAN 2.5% 11/6/03	4,100	4,107
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 1424, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,465	10,465
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	9,500	9,500
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series PT 1956, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,145	12,145
		53,917
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,900	3,900
Series 2003 10, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	3,204	3,204
Series 2003 13, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,800	2,800
Series 2003 3, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,400	3,400
		13,304
North Carolina - 1.4%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.97%, LOC Nat'l. City Bank, VRDN (c)(f)	1,700	1,700
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 0.92%, LOC Wachovia Bank NA, VRDN (c)	11,325	11,325
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 0.85%, LOC Bank of Scotland, VRDN (c)	$ 9,000	$ 9,000
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.15%, LOC Citibank NA, New York, VRDN (c)(f)	7,800	7,800
Wake County Gen. Oblig. Bonds Series 2003 B, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)	8,000	8,030
		42,850
North Dakota - 0.3%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 0.95%, LOC Wells Fargo Bank NA, Minnesota, VRDN (c)(f)	1,000	1,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,300	1,300
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,590	6,590
		8,890
Ohio - 1.7%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 0.93% (AMBAC Insured), VRDN (c)	7,140	7,140
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 0.98% (AMBAC Insured), VRDN (c)	2,300	2,300
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 0.93%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	6,000	6,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 0.93%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	16,000	16,000
Ohio Bldg. Auth. Participating VRDN Series PT 1824, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,095	1,095
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 0.9%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 8,500	$ 8,500
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	750	750
		52,655
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(g)	1,275	1,275
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,875	5,875
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 1.03% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,750	2,750
		9,900
Oregon - 1.2%
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 1.93%, VRDN (c)(f)	2,000	2,000
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 0.97%, LOC Lasalle Bank NA, VRDN (c)(f)	1,900	1,900
Oregon Economic & Cmnty. Economic Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.97%, LOC Nat'l. City Bank, PA, VRDN (c)(f)	5,300	5,300
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,400	2,400
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 0.91% (Liquidity Facility Morgan Stanley) (c)(g)	18,800	18,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,410	5,410
		35,810
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health Sys. Proj.) Series 1990 A, 0.9% (MBIA Insured), VRDN (c)	16,930	16,930
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1% tender 10/1/03, CP mode (f)	2,900	2,900
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 0.9% (AMBAC Insured), VRDN (c)	$ 4,000	$ 4,000
Pennslyvania Economic Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,600	6,600
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 364, 0.86% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Philadelphia Gas Works Rev. Series 2002 D, 0.9% 9/3/03, LOC JPMorgan Chase Bank, CP	3,100	3,100
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	4,800	4,840
		42,870
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Merlots 01 A31, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,940	2,940
South Carolina - 1.2%
Berkeley County School District Participating VRDN Series MSCO 01 656, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,000	6,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,495	6,495
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.):
Series 1997 A, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	1,000	1,000
Series 1997 B, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	1,200	1,200
Series C, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	2,325	2,325
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,840	5,840
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Putters 316, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	2,495	2,495
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 11/5/03, CP mode	4,600	4,600
		36,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 6,250	$ 6,250
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	605	605
		6,855
Tennessee - 2.1%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	6,525	6,525
Knox County Health Edl. & Hsg. Facilities Board Rev. (Laughlin Memorial Hosp. Proj.) Series A1, 0.92%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	7,400	7,400
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,200	5,200
Series PT 706, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,525	5,525
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (c)	10,000	10,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 334, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,835	2,835
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4201, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	10,640	10,640
Series MS 01 803, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,070	5,070
Series 2003 A, 0.93% 9/2/03, CP	5,000	5,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Saint Benedict Auburndale School Proj.) 0.88%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	5,000	5,000
		63,195
Texas - 17.2%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 0.9% (Liquidity Facility Societe Generale) (c)(g)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 0.88% (Liquidity Facility Bank of America NA) (c)(g)	5,790	5,790
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 560	$ 560
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.3% tender 9/2/03, CP mode	4,000	4,000
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	5,000	5,000
Series ROC II R4514, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,555	5,555
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,200	3,200
Series Merlots 02 A13, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,060	5,060
Series Putter 353, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,220	7,220
Series RF 03 4, 1.03% (Liquidity Facility Bank of New York NA) (a)(c)(f)(g)	3,300	3,300
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 0.9% (Liquidity Facility Societe Generale) (c)(g)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.9% (Liquidity Facility Societe Generale) (c)(g)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.05%, LOC Chase Manhattan Bank of Delaware, VRDN (c)(f)	1,200	1,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,250	2,250
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 0.88% (Liquidity Facility Societe Generale) (c)(g)	6,575	6,575
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 1996 B, 1.1%, tender 6/1/04, LOC Sallie Mae (c)(f)	4,250	4,250
Greater Texoma Util. Auth. Contract Rev. Participating VRDN Series PT 846, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,465	5,465
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series ROC II R1029, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	$ 3,485	$ 3,485
Series SG 96, 0.88% (Liquidity Facility Societe Generale) (c)(g)	4,200	4,200
Series B, 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,620	4,620
TAN 1.75% 2/27/04	2,000	2,008
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(g)	6,200	6,200
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 0.8%, VRDN (c)	42,100	42,100
(Saint Luke's Episcopal Hosp. Proj.) Series B, 0.8% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	11,200	11,200
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 0.91% (Liquidity Facility BNP Paribas SA) (c)(g)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	12,475	12,475
Series SG 03 161, 0.9% (Liquidity Facility Societe Generale) (c)(g)	3,235	3,235
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (c)	12,400	12,397
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,790	3,790
Series MS 00 427, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	8,245	8,245
Series MS 00 495, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,038	6,038
Irving Independent School District Participating VRDN Series ROC II R2028, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	3,385	3,385
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,290	4,290
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Mesquite Independent School District Participating VRDN Series PT 1386, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 8,555	$ 8,555
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 0.88% (Liquidity Facility Societe Generale) (c)(g)	4,300	4,300
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 0.89% tender 10/6/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Plano Independent School District Participating VRDN Series MS 00 502, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,563	5,563
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1%, VRDN (c)(f)	7,535	7,535
Round Rock Independent School District Participating VRDN Series MS 01 578, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	3,875	3,875
San Antonio Elec. & Gas Systems Rev. Participating VRDN Series SG 107, 0.88% (Liquidity Facility Societe Generale) (c)(g)	5,160	5,160
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (c)(g)(h)	3,900	3,900
Participating VRDN Series EGL 01 4311, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,000	4,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.02%, LOC Bank of America NA, VRDN (c)(f)	3,250	3,250
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	10,505	10,505
Series PT 1610, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,775	6,775
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 0.99%, tender 9/2/03 (c)(f)	1,920	1,920
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,950	3,950
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	5,215	5,215
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series MS 01 551, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	$ 15,410	$ 15,410
Series ROC II R4020, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	3,605	3,605
TRAN 2% 8/31/04	150,000	151,255
Texas Tech Univ. Revs. Series A1, 0.9% 9/9/03, CP	4,133	4,133
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.9% (Liquidity Facility Societe Generale) (c)(g)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	4,205	4,205
Univ. of Texas Univ. Revs. Series 2002 A, 0.95% 1/22/04, CP	10,000	10,000
		522,279
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series MS 00 409, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	13,800	13,800
Series PT 1815, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,930	3,930
Salt Lake County Hosp. Rev. Participating VRDN Series Putters 186, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
		22,725
Virginia - 1.6%
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 0.97%, LOC Bank One, Kentucky NA, VRDN (c)(f)	90	90
Series 1996 B, 0.97%, LOC Bank One, Kentucky NA, VRDN (c)(f)	1,550	1,550
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,245	5,245
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.15% tender 10/9/03, CP mode	4,000	4,000
1.17% tender 10/8/03, CP mode	3,700	3,700
1.2% tender 9/8/03, CP mode	2,800	2,800
1.2% tender 9/12/03, CP mode	4,000	4,000
Series 1987, 1.2% tender 9/2/03, CP mode	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 1.85%, tender 4/1/04 (c)(f)	$ 1,900	$ 1,900
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	5,400	5,400
Series Putters 134, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	6,990	6,990
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,100	6,100
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series B4, 1.08%, tender 10/1/03 (c)	3,000	3,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	4,195	4,195
		50,070
Washington - 7.0%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,575	6,575
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PA 1047, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,295	6,295
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,100	4,100
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,825	5,825
Series PT 615, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,255	16,255
Series Putters 248, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,785	3,785
Kent Gen. Oblig. Participating VRDN Series SGA 27, 0.9% (Liquidity Facility Societe Generale) (c)(g)	5,070	5,070
King County Gen. Oblig. Participating VRDN Series PT 1569, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,370	9,370
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	1,900	1,900
Series MS 01 554, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	9,835	9,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.05%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	$ 1,800	$ 1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.9%, LOC Bank of America NA, VRDN (c)	7,955	7,955
Port of Seattle Rev. Series 2001 B1, 1.1% 9/12/03, LOC Bank of America NA, CP (f)	2,300	2,300
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,255	6,255
Series SGB 12, 0.9% (Liquidity Facility Societe Generale) (c)(g)	2,600	2,600
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 0.93%, LOC Key Bank NA, VRDN (c)(f)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev.:
Participating VRDN Series Merlots 01 A56, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(g)	9,950	9,950
RAN 2.5% 11/21/03	2,300	2,305
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,000	5,000
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	2,500	2,506
Washington Gen. Oblig.:
Bonds Series FRRI 01 L15, 1.32%, tender 9/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	15,000	15,000
Participating VRDN:
Series 1998 C, 0.91% (Liquidity Facility Bank of America NA) (c)(g)	5,715	5,715
Series EGL 96 4701, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	4,000	4,000
Series EGL 98 4703, 0.9% (Liquidity Facility Citibank NA, New York) (c)(g)	9,900	9,900
Series PT 1937, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,820	12,820
Series ROC II R86, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	3,300	3,300
Series SG 37, 0.88% (Liquidity Facility Societe Generale) (c)(g)	5,580	5,580
Series SGA 34, 0.9% (Liquidity Facility Societe Generale) (c)(g)	3,255	3,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series SGA 35, 0.9% (Liquidity Facility Societe Generale) (c)(g)	$ 8,990	$ 8,990
Series SGA 36, 0.9% (Liquidity Facility Societe Generale) (c)(g)	11,000	11,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	6,300	6,300
Washington Hsg. Fin. Commission Participating VRDN Series PT 715, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,415	9,415
		214,211
West Virginia - 0.6%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.25% tender 9/11/03, CP mode (f)	1,300	1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1% tender 10/9/03, CP mode (f)	4,000	4,000
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	5,015	5,015
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
0.95% tender 9/3/03, LOC Dexia Cr. Local de France, CP mode (f)	4,000	4,000
0.95% tender 9/9/03, LOC Dexia Cr. Local de France, CP mode (f)	2,900	2,900
		17,215
Wisconsin - 2.2%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 1.1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	750	750
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,550	1,550
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.13%, VRDN (c)	3,300	3,300
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,805	1,805
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,100	1,100
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	15,540	15,540
Series ROC II R135, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	16,505	16,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	$ 10,385	$ 10,385
Participating VRDN Series PA 970, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,995	2,995
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series A, 0.9% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	6,000	6,000
Wisconsin Trans. Rev. Participating VRDN Series MS 01 556, 0.89% (Liquidity Facility Morgan Stanley) (c)(g)	6,253	6,253
		66,183
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1025R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,650	3,650
Wyoming Ed. Fund RAN 1.5% 6/29/04	6,900	6,930
		10,580
	Shares
Other - 11.9%
Fidelity Municipal Cash Central Fund, 0.89% (d)(e)	362,009,800	362,010
TOTAL INVESTMENT PORTFOLIO - 99.6%		3,027,160
NET OTHER ASSETS - 0.4%		10,753
NET ASSETS - 100%		$ 3,037,913
Total Cost for Income Tax Purposes $ 3,027,160
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,300,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L12, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 6,000
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 56,900
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 57,200
Security	Acquisition Date	Cost (000s)
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series FRRI 03 L4J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 3,925
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Tampa Bay Wtr. Util. Sys. Rev. Bonds Series MS 98 112, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	7/16/02 - 6/26/03	$ 5,745
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/31/01	$ 5,215
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 4,205
Valdez Marine Term. Rev. Bonds Series MS 98 146, 1.05%, tender 5/1/04 (Liquidity Facility Morgan Stanley)	10/22/01	$ 15,500
Washington Gen. Oblig. Bonds Series FRRI 01 L15, 1.32%, tender 9/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 15,000
Security	Acquisition Date	Cost (000s)
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/12/03	$ 10,385
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $183,975,000 or 6.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 3,027,160
Cash		149,151
Receivable for investments sold Regular delivery		6,295
Delayed delivery		26,819
Receivable for fund shares sold		3,289
Interest receivable		5,288
Receivable from investment adviser for expense reductions		239
Other receivables		87
Total assets		3,218,328

Liabilities
Payable for investments purchased Regular delivery	$ 151,257
Delayed delivery	23,085
Payable for fund shares redeemed	4,835
Distributions payable	137
Accrued management fee	1,095
Other payables and accrued expenses	6
Total liabilities		180,415

Net Assets		$ 3,037,913
Net Assets consist of:
Paid in capital		$ 3,036,796
Accumulated net realized gain (loss) on investments		1,117
Net Assets, for 3,036,744 shares outstanding		$ 3,037,913
Net Asset Value, offering price and redemption price per share ($3,037,913 ÷ 3,036,744 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2003

Investment Income
Interest		$ 37,725

Expenses
Management fee	$ 12,630
Non-interested trustees' compensation	12
Total expenses before reductions	12,642
Expense reductions	(3,497)	9,145
Net investment income		28,580
Net realized gain (loss) on investment securities		1,117
Net increase in net assets resulting from operations		$ 29,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,580	$ 38,153
Net realized gain (loss)	1,117	263
Net increase (decrease) in net assets resulting from operations	29,697	38,416
Distributions to shareholders from net investment income	(28,580)	(38,153)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,271,539	2,836,338
Reinvestment of distributions	25,679	35,234
Cost of shares redeemed	(3,011,002)	(2,574,122)
Net increase (decrease) in net assets and shares resulting from share transactions	286,216	297,450
Total increase (decrease) in net assets	287,333	297,713

Net Assets
Beginning of period	2,750,580	2,452,867
End of period	$ 3,037,913	$ 2,750,580

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.015	.033	.036	.029
Distributions from net investment income	(.010)	(.015)	(.033)	(.036)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.98%	1.48%	3.38%	3.63%	2.95%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.44%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.33%	.34%	.40%	.40%	.40%
Expenses net of all reductions	.31%	.30%	.37%	.40%	.39%
Net investment income	.97%	1.45%	3.31%	3.56%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 3,038	$ 2,751	$ 2,453	$ 2,214	$ 2,216

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,568 for the period.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $2,947.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $550.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Municipal Money (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Spartan Municipal Money. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Spartan Municipal Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan Municipal Money. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Municipal Money. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Municipal Money. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Municipal Money. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Municipal Money. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Municipal Money. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1991 Assistant Treasurer of Spartan Municipal Money. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Municipal Money. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Municipal Money. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Municipal Money. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Municipal Money Fund voted to pay on October 6, 2003, to shareholders of record at the opening of business on October 3, 2003, a distribution of $.0002 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 20.19% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

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Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

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Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

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Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

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Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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(9 a.m. - 9 p.m. Eastern time)

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(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMM-UANN-1003
1.790914.100

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	80.0	82.8	81.3
31 - 90	3.9	3.7	9.3
91 - 180	6.8	5.9	3.8
181 - 397	9.3	7.6	5.6
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Fidelity Municipal Money Market Fund	45 Days	33 Days	31 Days
All Tax-Free Money Market Funds Average *	48 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 61.7%	Variable Rate Demand Notes (VRDNs) 63.3%
Commercial Paper (including CP Mode) 6.9%	Commercial Paper (including CP Mode) 13.4%
Tender Notes and Bonds 10.7%	Tender Notes and Bonds 4.6%
Municipal Notes 6.1%	Municipal Notes 9.9%
Municipal Bonds 0.7%	Municipal Bonds 0.7%
Fidelity Municipal Cash Central Fund 11.8%	Fidelity Municipal Cash Central Fund 6.9%
Net Other Assets 2.1%	Net Other Assets 1.2%

Current and Historical Seven-Day Yields

	9/1/03	6/2/03	3/3/03	12/2/02	9/2/02
Fidelity Municipal Money Market Fund	.50%	.87%	.79%	.92%	1.12%

Annual Report

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	$ 6,623	$ 6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1%, LOC Southtrust Bank NA, VRDN (c)(f)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1%, LOC Southtrust Bank NA, VRDN (c)	2,865	2,865
(Liberty Square Apts. Proj.) Series C, 1%, LOC Southtrust Bank NA, VRDN (c)(f)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 0.95%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	18,030	18,030
Alabama Indl. Dev. Auth. Rev. (Southern Ionics, Inc. Proj.) 1%, LOC Southtrust Bank NA, VRDN (c)(f)	1,200	1,200
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 0.9%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	4,875	4,875
Series EGL 02 6009, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	4,100	4,100
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 0.94%, VRDN (c)(f)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91%, VRDN (c)(f)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 0.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	725	725
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Series PT 1838, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,730	10,730
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Jefferson County Swr. Rev. Participating VRDN: - continued
Series PT 849, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 12,495	$ 12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	4,365	4,365
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.97%, VRDN (c)(f)	5,300	5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1%, LOC Southtrust Bank NA, VRDN (c)(f)	1,455	1,455
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1%, LOC Bank of America NA, VRDN (c)(f)	1,570	1,570
		179,033
Alaska - 1.9%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,965	20,965
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,900	12,900
Series A, 0.9% (FSA Insured), VRDN (b)(c)(f)	113,000	113,000
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 1861, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,015	12,015
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,500	7,500
Series ROC II R138, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	8,015	8,015
Valdez Marine Term. Rev.:
Bonds:
(Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (c)	5,400	5,409
(Phillips Petroleum Co. Proj.):
Series 1994 A, 2%, tender 1/1/04 (c)	23,000	23,038
Series 1994 C, 2%, tender 1/1/04 (c)	11,800	11,819
(Phillips Trans. Proj.) 1.5%, tender 5/1/04 (c)	5,500	5,500
(BP Pipelines, Inc. Proj.) Series B, 0.87%, VRDN (c)	50,000	50,000
		270,161
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.88% (Liquidity Facility WestLB AG) (c)(h)	$ 18,200	$ 18,200
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.25%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(f)	10,200	10,200
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (c)(f)	4,700	4,700
(Ranchwood Apt. Proj.) Series 2001 A, 0.92%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Martin Apts. Proj.) Series A2, 0.87%, LOC Fannie Mae, VRDN (c)(f)	4,460	4,460
(San Miguel Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Sands Apts. Proj.) Series 2001 A, 0.92%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,430	3,430
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,445	4,445
Phoenix Civic Plaza Bldg. Corp. Excise Tax Rev. Participating VRDN Series MS 01 558, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	4,468	4,468
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,180	15,180
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 0.95%, LOC Gen. Elec. Cap. Corp., VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	1,540	1,540
(Marlyn Nutraceuticals Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,670	2,670
(Plastican Proj.) Series 1997, 1%, LOC Fleet Bank NA, VRDN (c)(f)	3,525	3,525
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,350	1,350
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.92%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.01% (Liquidity Facility Bank of New York NA) (c)(f)(h)	$ 11,005	$ 11,005
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series ROC II R1002, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	14,245	14,245
Series SG 03 160, 0.88% (Liquidity Facility Societe Generale) (c)(h)	35,000	35,000
Tempe Union High School District #213 Bonds (1994 Proj.) Series B, 5% 7/1/06 (FGIC Insured) (Pre-Refunded to 7/1/04 @ 101) (g)	3,900	4,066
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 0.95% tender 10/1/03, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,680	2,680
		187,224
Arkansas - 0.8%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1%, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,010	8,010
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	10,700	10,700
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 0.96% (Liquidity Facility Morgan Stanley) (c)(f)(h)	48,700	48,700
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 0.99%, LOC Cr. Agricole Indosuez, VRDN (c)(f)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 0.93%, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,800	11,800
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - continued
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.05%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	$ 1,685	$ 1,685
West Memphis Indl. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,875	1,875
		111,370
California - 5.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	30,025	30,025
California Gen. Oblig. Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	252,300	252,300
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	252,200	252,200
California Higher Ed. Student Ln. Auth. Rev. Bonds Series A4, 1.1%, tender 4/1/04, LOC Sallie Mae (c)(f)	13,000	13,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series PT 843, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20,000	20,000
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 0.91%, VRDN (c)	22,700	22,700
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	122,500	123,565
Orange County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series EGL 96 C0906, 0.95% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	885	885
		714,675
Colorado - 2.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,945	5,945
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,300	8,300
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	30,700	30,901
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1%, LOC Bank One NA, Chicago, VRDN (c)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 1,735	$ 1,735
Series FRRI 00 A3, 1.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,030	1,030
Series FRRI 00 A4, 1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	2,530	2,530
Series FRRI L37J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,800	9,800
Series FRRI L9, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,800	2,800
Series LB 03 L31J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,750	4,750
Series Merlots 01 A20, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,475	5,475
Series PT 1373, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,885	5,885
Series PT 557, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,205	2,205
Series Putters 120, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,345	5,345
Series Putters 251, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,140	5,140
Series 2003 B3, 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	17,000	17,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Colorado Reg'l. Trans. District Sales Tax Rev. 0.9% 11/10/03, LOC WestLB AG, CP	10,000	10,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 0.9% (Liquidity Facility Societe Generale) (c)(h)	11,480	11,480
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 0.95% (Liquidity Facility Bank of New York NA) (c)(f)(h)	5,000	5,000
Series Merlots 97 Q, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,600	6,600
Series PA 762, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 764R, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 724, 0.95% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	$ 8,250	$ 8,250
Series PT 782, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,515	5,515
Series RF 02 E14, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(h)	44,765	44,765
Series 2000 B, 0.95% (MBIA Insured), VRDN (c)(f)	49,000	49,000
Denver City & County Board Wtr. Rev. Participating VRDN Series PT 1872, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,865	7,865
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	37,580	37,580
Denver West Metro. District Series 2001 A, 1.02%, LOC BNP Paribas SA, VRDN (c)	6,125	6,125
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	985	985
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	2,380	2,380
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 0.97%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,610	7,610
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	2,985	2,985
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1%, tender 11/5/03 (c)	13,000	13,000
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.05%, LOC Fannie Mae, VRDN (c)(f)	4,510	4,510
		377,686
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.33%, VRDN (c)	4,300	4,300
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	18,000	18,000
Delaware Hsg. Auth. Rev.:
Participating VRDN Series FRRI 02 L8, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,475	7,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - continued
Delaware Hsg. Auth. Rev.: - continued
Participating VRDN Series EGL 96 C0801, 0.95% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	$ 2,365	$ 2,365
Kent County Student Hsg. Rev. (Delaware State Univ. Proj.) Series A, 0.92%, LOC Wachovia Bank NA, VRDN (c)	7,670	7,670
		39,810
District Of Columbia - 2.5%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	4,100	4,100
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 1931, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	19,400	19,400
Series ROC II 99 10, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 0.96% (Liquidity Facility Morgan Stanley) (c)(h)	18,795	18,795
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Edgewood Terrace III Dev. Proj.) Series 2001, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	4,000	4,000
(Trenton Park Apts. Proj.) Series 2001, 1.05%, LOC Bank of America NA, VRDN (c)(f)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	8,825	8,825
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(h)	4,525	4,525
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 0.97%, LOC Bank One NA, VRDN (c)(f)	13,105	13,105
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,450	5,450
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	9,030	9,030
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,155	5,155
District of Columbia Wtr. & Swr. Auth.:
Bonds Series ROC II 99 5, 1.2%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)(i)	9,505	9,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth.: - continued
Participating VRDN Series EGL 98 5201, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 12,300	$ 12,300
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series PT 736, 0.95% (Liquidity Facility Danske Bank AS) (c)(f)(h)	4,645	4,645
Series ROC II R195, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	5,995	5,995
0.9% (FSA Insured), VRDN (c)(f)	148,900	148,900
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A, 0.85% tender 9/8/03, LOC Bank of America NA, CP mode (f)	50,000	50,000
Series 1998 B, 0.95% 12/10/03, LOC Bank of America NA, CP (f)	17,100	17,100
		349,905
Florida - 2.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 0.88% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	10,000	10,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(h)	9,075	9,075
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	4,000	4,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	3,800	3,800
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 0.9%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.1% 9/11/03, LOC Wachovia Bank NA, CP	19,410	19,410
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1944, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,385	14,385
Hillsborough County Aviation Auth. Rev. Series B, 1% 1/14/04, LOC Landesbank Baden-Wuerttemberg, CP (f)	3,300	3,300
Hillsborough County School Board Ctfs. of Ptrn. Participating VRDN Series PT 1694, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,450	14,450
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,675	4,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 B, 0.9% 9/2/03, CP	$ 16,500	$ 16,500
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 0.87%, VRDN (c)	25,400	25,400
Miami-Dade County Aviation Rev. Bonds Series 2003 L22J, 1%, tender 9/24/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	17,545	17,545
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(f)(h)(i)	4,815	4,815
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 0.9% (AMBAC Insured), VRDN (c)(f)	21,000	21,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Landings on Millenia Boulevard Apts. Proj.) Series A, 0.9%, LOC Key Bank NA, VRDN (c)(f)	4,550	4,550
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 0.97%, LOC Nat'l. City Bank, VRDN (c)(f)	1,200	1,200
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,705	9,705
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,700	3,700
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.9%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	5,000	5,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,800	6,800
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.9%, VRDN (c)(f)	64,535	64,535
Sunshine State Govt. Fing. Commission Rev.:
Series C, 0.92% 9/2/03 (FGIC Insured), CP (f)	14,155	14,155
Series G:
0.95% 1/8/04 (FGIC Insured), CP (f)	5,400	5,400
0.95% 1/8/04 (FGIC Insured), CP (f)	5,200	5,200
1% 9/4/03 (FGIC Insured), CP (f)	22,995	22,995
Tampa Bay Wtr. Util. Sys. Rev. 0.95%, LOC Bank of America NA, VRDN (c)(f)	52,290	52,290
		371,885
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 4.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 0.83%, LOC Suntrust Bank, VRDN (c)	$ 14,000	$ 14,000
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,000	5,000
Series MS 00 313, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(h)	4,090	4,090
Series MS 00 375, 0.93% (Liquidity Facility Morgan Stanley) (c)(h)	14,345	14,345
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Big Bethel Village Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	4,500	4,500
(Brentwood Creek Apts. Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	4,625	4,625
(Carver Redev. Partnership I LP Proj.):
Series 2000, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,440	6,440
0.95%, LOC Suntrust Bank, VRDN (c)(f)	2,000	2,000
(Peaks at West Atlanta Proj.) Series 2001, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,660	6,660
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 0.93% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,520	4,520
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 0.93%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	5,700	5,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (c)	13,100	13,100
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	12,960	12,960
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 0.95%, LOC Danske Bank AS, VRDN (c)(f)	5,500	5,500
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 0.93%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	21,900	21,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.): - continued
Series 2000 C, 0.95%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	$ 20,000	$ 20,000
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	1,000	1,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,400	6,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.9%, LOC Bank of America NA, VRDN (c)(f)	10,700	10,700
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1%, LOC Comerica Bank, Texas, VRDN (c)(f)	2,200	2,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,575	3,575
(Wesley Club Apts. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,000	6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.02%, LOC Southtrust Bank NA, VRDN (c)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Fulton County Hsg. Auth. Rev. 1.24% (American Int'l. Group, Inc. Guaranteed), VRDN (c)	73,000	73,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series FRRI 01 N9, 0.95% (Liquidity Facility Bank of New York NA) (c)(f)(h)	4,400	4,400
Series PT 504, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,180	7,180
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 0.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,595	4,595
Series PT 1821, 0.88% (Liquidity Facility WestLB AG) (c)(h)	18,435	18,435
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,700	3,700
(Mayor's Point Term. Proj.) Series 1992, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 0.95%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	$ 6,260	$ 6,260
(Shepherd Construction Co., Inc. Proj.) 1%, LOC Suntrust Bank, VRDN (c)(f)	600	600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 0.87%, LOC Fannie Mae, VRDN (c)(f)	13,935	13,935
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.95%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	12,250	12,250
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	2,540	2,540
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	16,200	16,200
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 0.95%, LOC Bank of America NA, VRDN (c)(f)	6,300	6,300
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 312, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	10,560	10,560
Series SG 57, 0.88% (Liquidity Facility Societe Generale) (c)(h)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	2,700	2,700
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (c)	11,200	11,200
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,245	2,245
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 0.92%, LOC Branch Banking And Trust Co., VRDN (c)	5,000	5,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 0.95%, VRDN (c)(f)	$ 17,100	$ 17,100
(Kaolin Terminals, Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 0.94%, LOC Wachovia Bank NA, VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 0.93%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 0.93%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
		576,420
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev.:
Bonds 2%, tender 7/1/04, LOC Societe Generale (c)	15,300	15,426
Participating VRDN:
Series MSTC 01 147 Class A, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	11,185	11,185
Series PA 765, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 1541, 0.95% (Liquidity Facility WestLB AG) (c)(f)(h)	12,405	12,405
Series ROC II R59, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	7,495	7,495
Series ROC II R60, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	10,995	10,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Bonds (Citizens Communications The Gas Co. Proj.) Series 2000, 0.92% tender 9/10/03, LOC Bank of America NA, CP mode (f)	$ 15,193	$ 15,193
Participating VRDN:
Series PA 1062, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,370	6,370
Series PA 795R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	6,470	6,470
Series MS 738, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	11,895	11,895
Series PT 1707, 0.88% (Liquidity Facility BNP Paribas SA) (c)(h)	5,095	5,095
Hawaii Hsg. & Cmnty. Dev. Corp. Participating VRDN Series BA 00 M, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	325	325
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,710	6,710
Series PT 35, 0.97% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	1,055	1,055
Honolulu City & County Gen. Oblig. Bonds Series 2001 C
1.3%, tender 12/4/03 (FGIC Insured) (c)	23,400	23,400
		147,914
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/04	13,000	13,110
Idaho Hsg. & Fin. Assn Participating VRDN:
Series PA 145A, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,091	1,091
Series PT 1152, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,765	3,765
Series PT 247, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,395	2,395
Series PT 571, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	595	595
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 1,070	$ 1,070
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Rev. Bonds Series 2003 D, 1.1%, tender 7/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(f)	15,000	15,000
		37,026
Illinois - 6.6%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 0.93%, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	35,400	35,400
Chicago Board of Ed.:
Bonds Series Merlots 00 A4, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	4,845	4,845
Participating VRDN:
Series BA 96 BB, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	18,690	18,690
Series EGL 01 1309, 0.9% (c)(h)	11,205	11,205
Series Merlots 01 A47, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,080	6,080
Series Merlots 97 E, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,700	8,700
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.15% tender 3/17/04, CP mode	4,300	4,300
Series 2002 C, 1.1% tender 9/15/03, CP mode (f)	8,000	8,000
Series 2002 D, 1.5% tender 9/25/03, CP mode (f)	14,500	14,500
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	9,900	9,900
Series EGL 98 1302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,920	3,920
(MRC Polymers, Inc. Proj.) Series 2001, 0.92%, LOC Lasalle Bank NA, VRDN (c)(f)	6,390	6,390
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series BA 99 X2, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 32,670	$ 32,670
Series BA 99 X1, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series Merlots 01 A85, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,770	5,770
Series PA 1199, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PT 755, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series Putters 212, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,785	5,785
Series Putters 253, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,995	9,995
Series Putters 368Z, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,850	10,850
Series Putters 369, 0.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,800	1,800
Series Putters 370, 0.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series ROC II R67, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	2,495	2,495
Series ROC II R69, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	18,070	18,070
Series ROC II R70, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	3,570	3,570
Series 2001 A, 1.15% 9/11/03, LOC Commerzbank AG, CP (f)	50,100	50,100
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 0.92%, LOC Lasalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series PA 473, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,195	4,195
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,640	2,640
Series FRRI 02 L24J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,530	5,530
Series Merlots 00 A31, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	435	435
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 448, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 1,555	$ 1,555
Series PT 638, 0.93% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	4,715	4,715
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,985	4,985
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	9,995	9,995
Series Merlots 00 TT, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	9,200	9,200
Series Merlots 97 V, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.94%, LOC Bank One NA, Chicago, VRDN (c)(f)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series 2003 7, 0.93% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	8,995	8,995
Cook County Gen. Oblig. Participating VRDN Series PA 591, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,300	5,300
DuPage County Gen. Oblig. Bonds:
Series Merlots 00 A9, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	9,755	9,755
Series Merlots 01 A74, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	5,810	5,810
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	5,840	5,840
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,355	4,355
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1% tender 10/1/03, CP mode (f)	13,300	13,300
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,100	11,100
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 1%, LOC Bank of America NA, VRDN (c)(f)	3,800	3,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1%, LOC Lasalle Bank NA, VRDN (c)(f)	1,942	1,942
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	$ 5,250	$ 5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	5,290	5,290
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 D2, 0.92%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	7,500	7,500
(Rich Prods. Corp. Proj.) Series 1998, 0.95%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 0.95% (MBIA Insured), VRDN (c)(f)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	9,040	9,040
Illinois Gen. Oblig.:
Bonds Series Merlots 01 A45, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	8,740	8,740
Participating VRDN:
Series EGL 00 1304, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	9,100	9,100
Series EGL 02 6025, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	9,900	9,900
Series MSTC 01 148, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	12,435	12,435
Series PT 01 1625, 0.88% (Liquidity Facility WestLB AG) (c)(h)	14,390	14,390
Series PT 02 1792, 0.88% (Liquidity Facility BNP Paribas SA) (c)(h)	14,445	14,445
Series PT 1882, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,000	10,000
Series Putters 02 321, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	14,595	14,595
Illinois Health Facilities Auth. Rev.:
Participating VRDN:
Series PA 848R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
Series PT 763, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,000	7,000
(Little Co. of Mary Hosp. Proj.) 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.05%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,500	$ 8,500
Illinois Reg'l. Trans. Auth.:
Bonds Series Merlots 01 A69, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	11,835	11,835
Participating VRDN:
Series Merlots 01 A48, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,950	8,950
Series Merlots 02 A23, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,840	10,840
Series Merlots 02 A24, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,990	4,990
Series Merlots 02 A41, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,575	8,575
Series MSTC 9044, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	8,200	8,200
Series PT 1833, 0.88% (Liquidity Facility WestLB AG) (c)(h)	15,235	15,235
Series PT 815, 0.88% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	9,815	9,815
Series SG 3, 0.91% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Series SGB 19, 0.9% (Liquidity Facility Societe Generale) (c)(h)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Series PT 1622, 0.88% (Liquidity Facility WestLB AG) (c)(h)	8,865	8,865
Series PT 1929, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,645	7,645
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,695	2,695
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 0.87%, LOC Bank of America NA, VRDN (c)(f)	24,200	24,200
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.92%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	10,520	10,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 4,600	$ 4,600
Series Putters 269, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,195	7,195
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,975	3,975
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.92%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	1,200	1,200
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.93%, LOC Bank One NA, Chicago, VRDN (c)(f)	8,200	8,200
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 03 A38, 1.15%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	7,665	7,665
Participating VRDN:
Series Merlots 00 S, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,500	3,500
Series Merlots 01 A105, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,180	3,180
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	5,224	5,224
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.9%, VRDN (c)(f)	1,300	1,300
(BP Amoco Chemical Co. Proj.):
Series 2001, 0.9% (BP PLC Guaranteed), VRDN (c)(f)	6,100	6,100
0.9% (BP PLC Guaranteed), VRDN (c)(f)	5,700	5,700
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
0.92%, LOC Lasalle Bank NA, VRDN (c)(f)	7,970	7,970
0.92%, LOC Lasalle Bank NA, VRDN (c)(f)	5,100	5,100
		917,936
Indiana - 1.9%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.91%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	6,195	6,195
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.1%, LOC Societe Generale, VRDN (c)(f)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 4,000	$ 4,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.95%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	8,200	8,200
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 0.92%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,115	2,115
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.02%, LOC Deutsche Bank AG, VRDN (c)(f)	4,000	4,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 0.95%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	3,175	3,175
Indiana Bond Bank Rev. Participating VRDN:
Series 1130R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,295	7,295
Series MSTC 01 177, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.9%, LOC Suntrust Bank, VRDN (c)(f)	6,200	6,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 0.9%, LOC Suntrust Bank, VRDN (c)(f)	6,100	6,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1%, LOC Bank One NA, Chicago, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,400	7,400
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds:
Series 2002 E1, 1.35%, tender 12/10/03 (c)	6,450	6,450
Series 2002 E2, 1.4%, tender 12/10/03 (c)(f)	30,000	30,000
Participating VRDN:
Series Merlots 00 B6, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,610	1,610
Series Merlots 01 A2, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,630	1,630
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 97 H, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 9,750	$ 9,750
Series PT 246, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,125	3,125
Series ROC II R99, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	6,770	6,770
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 0.95%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	10,000	10,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	420	420
Indianapolis Gen. Oblig. Series 2002, 0.95% 11/12/03, LOC Key Bank NA, CP	6,400	6,400
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	1,420	1,420
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 0.93%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
North Side High School Bldg. Corp. Participating VRDN Series PT 1757, 0.88% (Liquidity Facility WestLB AG) (c)(h)	5,470	5,470
Porter County Indl. Jail Bldg. Corp. Bonds:
Series Merlots 01 A43, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	7,160	7,160
Series Merlots 01 A58, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	9,425	9,425
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Series 1999 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,725	1,725
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.1% tender 9/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
		263,235
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Iowa - 0.1%
Iowa Fin. Auth. Bonds Series 2003 L21J, 0.95%, tender 9/24/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	$ 10,245	$ 10,245
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,525	1,525
Series ROC II R74, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	4,645	4,645
		19,415
Kansas - 0.5%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,600	12,600
Series 1985 C2, 0.95% tender 10/15/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.95%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	5,000	5,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 0.85% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	12,690	12,690
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 0.95%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Sedgwick & Shawnee Counties Bonds Series 2003 A, 1.1006%, tender 6/30/04 (American Int'l. Group, Inc. Guaranteed) (c)(f)	8,565	8,565
		71,655
Kentucky - 2.1%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 0.9%, LOC Citibank NA, New York, VRDN (c)(f)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.94% tender 12/9/03, LOC PNC Bank NA, Pittsburgh, CP mode	55,100	55,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 0.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 4,000	$ 4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	24,050	24,050
Series 1993 B, 0.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,635	4,635
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.97%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 1.04%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.1%, LOC Bank One, Kentucky NA, VRDN (c)(f)	1,530	1,530
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.05% tender 11/12/03, CP mode	27,700	27,700
Series 2001 A, 1.15% tender 9/4/03, CP mode	18,700	18,700
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,475	5,475
Series PT 490, 0.95% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	3,120	3,120
Series PT 521, 0.95% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.95%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,850	3,850
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 740, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,665	16,665
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 6,115	$ 6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	19,250	19,250
Series 1984 B2, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	12,480	12,480
Series 1984 B3, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	10,570	10,570
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.05% tender 11/12/03, CP mode	17,200	17,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 0.99%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,690	2,690
		290,275
Louisiana - 0.9%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	8,175	8,175
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 0.9%, LOC Bank One NA, Chicago, VRDN (c)(f)	11,400	11,400
Lake Charles Hbr. & Term. District Port Facilities Rev. Bonds Series 2003 F9J, 1%, tender 9/17/03 (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)(i)	5,075	5,075
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series LB 99 A52, 0.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	3,205	3,205
Series MS 01 694, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(h)	19,775	19,775
Series PT 516, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,430	6,430
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(h)	6,260	6,260
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 0.9% (MBIA Insured), VRDN (c)	13,500	13,500
New Orleans Aviation Board Rev. Series 1997 A, 0.95% (MBIA Insured), VRDN (c)(f)	21,615	21,615
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 5,790	$ 5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.9%, VRDN (c)(f)	5,800	5,800
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.24%, VRDN (c)(f)	11,000	11,000
Series 1995, 1.24%, VRDN (c)(f)	7,975	7,975
		126,000
Maine - 0.2%
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.95%, LOC Bank of New York NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	2,000	2,000
		24,295
Maryland - 1.6%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.05% tender 9/10/03, CP mode (f)	32,200	32,200
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.13% tender 9/17/03, CP mode	13,600	13,600
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 0.95%, LOC Danske Bank AS, VRDN (c)	2,000	2,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
1.05% tender 9/16/03, CP mode	13,065	13,065
1.05% tender 9/16/03, CP mode	3,000	3,000
Baltimore Rev. Participating VRDN Series SGA 20, 0.9% (Liquidity Facility Societe Generale) (c)(h)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN:
Series Merlots 00 lll, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,255	12,255
Series Merlots 01 B2, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,790	4,790
Series PT 525, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,745	8,745
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN: - continued
Series PT 713, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 9,810	$ 9,810
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 0.95%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,000	3,000
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Maryland Gen. Oblig. Participating VRDN Series MS 840, 0.86% (Liquidity Facility Morgan Stanley) (c)(h)	25,700	25,700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series SGA 143, 0.9% (Liquidity Facility Societe Generale) (c)(h)	8,295	8,295
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,735	7,735
Series PT 842, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,195	1,195
		217,375
Massachusetts - 0.2%
Massachusetts Health & Edl. Facilities Auth. Rev. (Boston Univ. Proj.) Series 2001 Q1, 0.85% (XL Cap. Assurance, Inc. Insured), VRDN (c)	25,595	25,595
New England Ed. Ln. Marketing Corp. Bonds Series F, 5.625% 7/1/04 (f)	3,880	4,025
		29,620
Michigan - 1.7%
Detroit City School District Participating VRDN:
Series BA 02 H, 0.91% (Liquidity Facility Bank of America NA) (c)(h)	4,620	4,620
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit City School District Participating VRDN: - continued
Series ROC II R4004, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	$ 4,790	$ 4,790
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 00 I, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,200	3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,995	6,995
Series PA 1151, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,340	9,340
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	12,520	12,520
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,295	7,295
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 0.9% (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	9,245	9,245
Series LB 03 L34J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,000	11,000
Series PT 1954, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,725	8,725
Michigan Gen. Oblig. Participating VRDN Series PT 1635, 0.88% (Liquidity Facility WestLB AG) (c)(h)	5,350	5,350
Michigan Higher Ed. Student Ln. Auth. Rev. 0.89% (AMBAC Insured), VRDN (c)(f)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN:
Series 1997 X, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	7,200	7,200
Series PT 732, 0.88% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	4,300	4,300
(United Memorial Hosp. Assoc. Proj.) Series 1999, 0.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	6,100	6,100
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 1988 A, 0.93% tender 12/1/03, LOC Landesbank Hessen-Thuringen, CP mode (f)	14,300	14,300
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Bonds Series 2003 A, 1.08%, tender 6/1/04 (c)(f)	4,645	4,645
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series BA 02 F, 0.91% (Liquidity Facility Bank of America NA) (c)(h)	4,995	4,995
Series EGL 00 2201, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	10,110	10,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev. Participating VRDN: - continued
Series MS 718, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	$ 5,245	$ 5,245
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 1.05%, LOC Comerica Bank, Detroit, VRDN (c)(f)	2,245	2,245
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.85%, LOC Comerica Bank, Detroit, VRDN (c)	9,800	9,800
(Majestic Ind., Inc. Proj.) 1.05%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,900	1,900
(Orchestra Place Renewal Proj.) Series 2000, 0.92%, LOC ABN-AMRO Bank NV, VRDN (c)	6,500	6,500
(YMCA Metro. Lansing Proj.) 0.95%, LOC Standard Fed. Bank, VRDN (c)	10,000	10,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.5%, VRDN (c)	18,000	18,000
1.5%, VRDN (c)	30,865	30,865
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,200	1,200
Michigan Trunk Line Fund Participating VRDN Series Floaters 01 569, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	8,545	8,545
		238,030
Minnesota - 0.9%
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	19,755	19,755
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,760	3,760
Hennepin County Gen. Oblig. Series 1996 C, 1%, VRDN (c)(f)	1,500	1,500
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (City Apts. at Loring Park Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,050	4,050
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(h)	21,019	21,019
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1442, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,390	5,390
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.: - continued
Participating VRDN:
Series PT 1457, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 5,320	$ 5,320
Series Putters 203, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	3,665	3,665
Series B, 0.92% 9/2/03, LOC WestLB AG, CP (f)	7,000	7,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	31,200	31,200
Series PT 1941, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,000	20,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Merlots 01 B3, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,405	3,405
Univ. of Minnesota Participating VRDN Series MS 01 648, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	4,000	4,000
		130,064
Mississippi - 1.1%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.4%, VRDN (c)(f)	10,700	10,700
Mississippi Bus. Fin. Corp. Indl. Dev. Rev.:
(Pillowtex Corp. Proj.) Series 1992, 0.95%, LOC Bank of America NA, VRDN (c)(f)	1,380	1,380
(VC Reg'l. Assembly & Manufacturing LLC Proj.) 0.91%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.95%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	10,900	10,900
Series Putters 138, 0.91% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	11,965	11,965
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1%, LOC Southtrust Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1%, LOC Southtrust Bank NA, VRDN (c)(f)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.: - continued
(Colony Park Apts. Proj.) Series 1998 I, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	$ 8,000	$ 8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN:
Series MS 714, 0.96% (Liquidity Facility Morgan Stanley) (c)(f)(h)	59,445	59,445
Series PT 637, 0.93% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	5,950	5,950
		155,225
Missouri - 1.3%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 0.97%, LOC Wachovia Bank NA, VRDN (c)(f)	4,465	4,465
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	7,300	7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 0.95%, LOC Bank of America NA, VRDN (c)(f)	6,200	6,200
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 0.95%, LOC WestLB AG, VRDN (c)(f)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.74%, VRDN (c)	25,900	25,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Bonds Series Merlots 00 B10, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	13,385	13,385
(Lutheran High School Assoc. Proj.) 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,815	10,815
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds:
Series FRRI 03 L5J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)(i)	9,975	9,975
1.1386%, tender 6/30/04 (c)(f)	32,120	32,120
Participating VRDN:
Series BA 02 K, 0.96% (Liquidity Facility Bank of America NA) (c)(f)(h)	11,415	11,415
Series FRRI A64, 0.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,680	1,680
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 01 A28, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 5,550	$ 5,550
Series PT 595, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,755	3,755
Series Putters 224, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,220	5,220
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,500	4,500
Series B, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	12,400	12,400
		182,430
Montana - 0.7%
Forsyth Poll. Cont. Rev. Participating VRDN Series PA 1167, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,640	18,640
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.25%, tender 2/27/04, LOC Dexia Cr. Local de France (c)(f)	52,345	52,345
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,180	8,180
Series LB 03 L33J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	14,400	14,400
Series Merlots 02 A19, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,150	3,150
		96,715
Nebraska - 1.5%
Nebhelp, Inc. Rev. Series C, 0.95% (MBIA Insured), VRDN (c)(f)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,350	3,350
Series BA 98 J, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series FRRI 02 L1, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Participating VRDN:
Series FRRI L31, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 6,050	$ 6,050
Series Merlots 00 O, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,980	2,980
Series Merlots 00 UU, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	11,380	11,380
Series 2000 F, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	21,220	21,220
Series 2000 G, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	5,895	5,895
Series 2001 B, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	19,230	19,230
Series 2001 E, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	9,870	9,870
Series 2002 B, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	26,535	26,535
Series 2002 F:
0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,000	8,000
0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)(f)	17,755	17,755
Series 2003 B, 0.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,000	8,000
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	15,400	15,475
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
		210,735
Nevada - 0.9%
Clark County Arpt. Rev. Participating VRDN Series PT 1866, 0.95% (Liquidity Facility WestLB AG) (c)(f)(h)	6,390	6,390
Clark County Gen. Oblig. Participating VRDN Series ROC II R4012, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	7,825	7,825
Clark County Hwy. Impt. Rev.:
Series 2001 A, 0.9% 9/9/03, LOC Dexia Cr. Local de France, CP	13,000	13,000
Series 2001 B, 0.95% 9/8/03, LOC Toronto-Dominion Bank, CP	17,575	17,575
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 0.95%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County School District Participating VRDN Series FRRI 02 D, 0.955% (Liquidity Facility Bank of New York NA) (c)(h)	$ 5,910	$ 5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,310	5,310
Series PT 1675, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,040	12,040
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 0.9% (Liquidity Facility Societe Generale) (c)(h)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,730	4,730
(Horizon Apt. Hsg. Proj.) Series 2000 A, 0.87%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
		121,950
New Hampshire - 1.6%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	28,301	28,301
Manchester Arpt. Rev. 0.9% (FGIC Insured), VRDN (c)(f)	37,140	37,140
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.13% tender 9/9/03, CP mode (f)	40,900	40,900
Series 1990 B, 1.08% tender 9/9/03, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.9%, LOC HSBC Bank USA, VRDN (c)(f)	3,950	3,950
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 0.94%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,475	6,475
Series Merlots 00 A29, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,010	7,010
Series Merlots 00 B13, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,180	2,180
Series Merlots 01 A51, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,520	4,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series Merlots 97 F, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 5,000	$ 5,000
Series PA 351, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,030	2,030
Series PT 348, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,855	2,855
Series Putters 357, 0.95% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)(h)	12,735	12,735
		216,196
New Mexico - 0.7%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 1654, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,230	10,230
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,055	2,055
New Mexico Gen. Oblig. TRAN 2% 6/30/04	12,300	12,404
New Mexico Mtg. Fin. Auth.:
Bonds 1.11%, tender 9/1/04 (c)(f)	32,632	32,632
Participating VRDN:
Series FRRI 03 L15, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,575	8,575
Series Merlots 00 A9, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,870	2,870
Series Merlots 01 A37, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	10,895	10,895
Series PA 118, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,505	1,505
Series PT 225, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,255	8,255
Series PT 646, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,600	3,600
Series PT 709, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,020	9,020
		102,041
New York - 1.2%
Bank of New York Muni. Ctfs. trust various states Participating VRDN:
Series BNY 02 2, 1.05% (Liquidity Facility Bank of New York NA) (c)(f)(h)	6,295	6,295
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Bank of New York Muni. Ctfs. trust various states Participating VRDN: - continued
Series BNY 02 3, 1% (Liquidity Facility Bank of New York NA) (c)(f)(h)	$ 1,500	$ 1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	10,995	10,995
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 0.9% 11/7/03 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	47,100	47,100
New York City Transitional Fin. Auth. Rev.:
Bonds Series FRRI 01 N11, 1.15%, tender 5/12/04 (Liquidity Facility Bank of New York NA) (c)(h)(i)	10,000	10,000
BAN 2.5% 11/6/03	17,600	17,630
New York State Dorm. Auth. Revs. (Mental Health Svcs. Facilities Proj.) Sub Series 2003 D2D, 0.83% (AMBAC Insured), VRDN (c)	28,540	28,540
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	40,300	40,302
		162,362
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 1.05% 9/10/03, CP	5,000	5,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	17,200	17,200
Series 2003 10, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	14,600	14,600
Series 2003 13, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	12,750	12,750
Series 2003 3, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	14,700	14,700
		59,250
North Carolina - 1.4%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.05%, LOC Comerica Bank, Detroit, VRDN (c)(f)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.97%, LOC Nat'l. City Bank, VRDN (c)(f)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	$ 3,000	$ 3,000
Columbus County Indl. Facilities & Poll. Cont. Rev.:
(Conflandey, Inc. Proj.) 1%, LOC BNP Paribas SA, VRDN (c)(f)	4,100	4,100
(Interkordsa, Inc. Proj.) Series 2000, 0.95%, LOC Citibank NA, New York, VRDN (c)(f)	8,250	8,250
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,740	5,740
Durham County Gen. Oblig. Participating VRDN Series MS 01 643, 0.9% (Liquidity Facility Morgan Stanley) (c)(h)	11,395	11,395
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.27%, VRDN (c)(f)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	4,650	4,650
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	4,800	4,800
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 0.9% 10/9/03, CP	21,000	21,000
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,505	5,505
North Carolina Hsg. Fin. Agcy. Participating VRDN:
Series FRRI 02 L7, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,725	6,725
Series FRRI 03 L17, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,325	2,325
North Carolina Hsg. Fin. Agcy. Rev. Participating VRDN Series MSTC 97 5, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	1,300	1,300
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 0.88% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(h)	6,800	6,800
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	3,500	3,500
(Pine Brick Co., Inc. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	7,900	7,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	$ 900	$ 900
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	9,100	9,100
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,350	5,350
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,030	9,030
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)	15,000	15,057
Wake County Hsg. Auth. Multi-family Rev.:
(Grove at Cary Park Apt. Proj.) Series 2001 A, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	6,840	6,840
(Lakeview Pemberly Apt. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	11,000	11,000
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,100	2,100
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
		201,277
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,700	9,700
Mercer County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1995 A, 1.25%, tender 9/2/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(c)(f)	1,200	1,200
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series 2000, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,385	4,385
		15,285
Ohio - 1.3%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A2, 0.9% (Liquidity Facility Sallie Mae), VRDN (c)(f)	22,800	22,800
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,550	6,550
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 0.98% (AMBAC Insured), VRDN (c)	13,790	13,790
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 0.98%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 8,200	$ 8,200
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 0.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	6,200	6,200
Ohio Gen. Oblig. Participating VRDN Series PT 1591, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,480	10,480
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(f)(h)(i)	5,500	5,500
Series PT 282, 1.1%, tender 7/15/04 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)(i)	3,760	3,760
Participating VRDN:
Series BA 00 F, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	15,535	15,535
Series BA 00 Q, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,675	4,675
Series BA 98 B, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	20,300	20,300
Series BA 98 Q, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	20,395	20,395
Series BA 99 Q, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	9,300	9,300
Series PA 806, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	400	400
Series PT 241, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,920	8,920
Series PT 582, 0.93% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.9%, LOC Key Bank NA, VRDN (c)(f)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 0.95%, LOC Bank One NA, VRDN (c)(f)	2,400	2,400
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.99%, LOC Bank One NA, VRDN (c)(f)	2,100	2,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.9%, LOC Fleet Bank NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 0.89%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 0.97%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	$ 900	$ 900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.03%, LOC Key Bank NA, VRDN (c)(f)	2,200	2,200
(Kidd Dev. Proj.) 1.1%, LOC Bank One NA, VRDN (c)(f)	1,500	1,500
		184,505
Oklahoma - 1.0%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	8,300	8,300
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
(Conoco, Inc. Proj.) 0.89%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,000	20,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.95%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,805	9,805
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.03% (Liquidity Facility Bank of New York NA) (c)(f)(h)	4,535	4,535
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 0.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	3,000	3,000
Series PT 167, 0.93% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	3,020	3,020
Series PT 305, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	5,480	5,480
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 0.89% (MBIA Insured), VRDN (c)(f)	17,000	17,000
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.9%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	5,000	5,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 0.98% (Liquidity Facility Morgan Stanley) (c)(f)(h)	27,810	27,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1%, LOC Bank of America NA, VRDN (c)(f)	$ 3,000	$ 3,000
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.03% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,005	10,005
Series BA 97 B2, 0.98% (Liquidity Facility Bank of America NA) (c)(h)	7,000	7,000
		140,350
Oregon - 0.7%
Gilliam County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 1.93%, VRDN (c)(f)	4,200	4,200
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 0.97%, LOC Lasalle Bank NA, VRDN (c)(f)	3,600	3,600
Oregon Health Hsg. Edl. & Cultural Facilities Auth. Bonds (Lewis & Clark College Proj.) Series 2000 A, 1.09% tender 9/2/03, LOC California Teachers Retirement Sys., LOC Canadian Imperial Bank of Commerce, CP mode	15,750	15,750
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2002 O, 1.3% 12/23/03	8,000	8,000
Series 2002 Q, 1.35% 12/23/03 (f)	24,475	24,475
Participating VRDN Series Merlots 01 B5, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,385	9,385
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,750	11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 0.95% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	10,690	10,690
		95,850
Pennsylvania - 3.7%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,905	10,905
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	15,600	15,600
Series EGL 95 3504, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1% tender 10/1/03, CP mode (f)	$ 13,800	$ 13,800
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,200	3,200
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	4,250	4,250
Harrisburg Auth. Wtr. Rev. Series A, 0.87% (FGIC Insured), VRDN (c)	11,200	11,200
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 0.92% (MBIA Insured), VRDN (c)	6,880	6,880
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	4,000	4,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988:
1.2% tender 10/8/03, CP mode (f)	8,865	8,865
1.25% tender 12/18/03, CP mode (f)	6,000	6,000
Series 1991:
1% tender 10/1/03, CP mode (f)	7,450	7,450
1.05% tender 10/1/03, CP mode (f)	8,000	8,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,900	1,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 0.9% (AMBAC Insured), VRDN (c)	26,600	26,600
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.):
Series 2002 A, 0.9%, LOC WestLB AG, VRDN (c)(f)	9,000	9,000
Series A, 0.9%, LOC WestLB AG, VRDN (c)(f)	21,500	21,500
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
(BPS Dev. Proj.) Series 1989 D3, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	75	75
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	250	250
Series 1994 B3, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1995 D10, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 400	$ 400
Series 1996 D5, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,100	2,100
Series 1997 B1, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B4, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Series 1997 B6, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B7, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Series 1997 B8, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B9, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 0.85% (AMBAC Insured), VRDN (c)(f)	44,200	44,200
Series 1997 A, 0.9% (AMBAC Insured), VRDN (c)(f)	11,000	11,000
Series 2000 A, 0.9% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 0.9% (FSA Insured), VRDN (c)(f)	25,100	25,100
Series 2002 B, 0.9% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
0.9% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
0.9% (FSA Insured), VRDN (c)(f)	19,500	19,500
Series A1, 0.9% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Rev. (Messiah College Proj.) Series 2001 14, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	10,800	10,800
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 0.95% (Liquidity Facility Societe Generale) (c)(f)(h)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,795	3,795
Philadelphia Gas Works Rev. Series 2002 D, 0.9% 9/3/03, LOC JPMorgan Chase Bank, CP	13,700	13,700
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	36,500	36,803
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series MS 01 752, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (c)(h)(i)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.07% tender 9/10/03, LOC Dexia Cr. Local de France, CP mode (f)	$ 12,100	$ 12,100
Series 1993, 1.07% tender 9/10/03, LOC Dexia Cr. Local de France, CP mode (f)	7,100	7,100
		521,728
Rhode Island - 0.3%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A80, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,020	5,020
Series Merlots 02 A6, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,105	5,105
Series Putters 156, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,200	5,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 1%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	7,350	7,350
(NFA Corp. Proj.) 1.05%, LOC Fleet Bank NA, VRDN (c)(f)	2,400	2,400
Rhode Island Rfdg. Bond Auth. State Pub. Projs. Rev. Bonds Series A, 3% 10/1/03	15,205	15,229
		40,304
South Carolina - 2.9%
Berkeley County Exempt Facility Indl. Rev.:
(Amoco Chemical Co. Proj.) 0.9%, VRDN (c)(f)	8,700	8,700
(BP Amoco Chemical Co. Proj.) 0.9%, VRDN (c)(f)	5,000	5,000
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.28% (Alcoa, Inc. Guaranteed), VRDN (c)	6,100	6,100
Berkeley County School District Participating VRDN Series MSCO 01 656, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	8,740	8,740
Charleston County School District TAN 1.25% 4/14/04	20,300	20,338
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 0.91%, VRDN (c)(f)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	3,765	3,765
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,825	8,825
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Richland County School District #2 Participating VRDN Series PT 1646, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 18,080	$ 18,080
South Carolina Assoc. of Governmental Organizations (SCAGO) Ctfs. of Prtn. TAN Series 2003, 1.5% 4/14/04	127,992	128,462
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,235	3,235
Series PA 1072, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,995	5,995
Series PT 326, 0.93% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	29,895	29,895
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	2,600	2,600
(Carolina Ceramics LLC Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	4,700	4,700
(Carolinas Recycling Group Proj.) Series 2001, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	5,100	5,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 0.92%, LOC Citibank NA, New York, VRDN (c)(f)	11,250	11,250
(Keys Printing Co. Proj.) 1%, LOC Wachovia Bank NA, VRDN (c)(f)	2,300	2,300
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	3,900	3,900
(Paxar Corp. Proj.) Series 1996, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	5,200	5,200
(TMC, Inc. Proj.) 1.03%, LOC Southtrust Bank NA, VRDN (c)(f)	5,080	5,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Turnils North America Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (c)(f)	$ 4,700	$ 4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 0.9% (FSA Insured), VRDN (c)(f)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series Putters 252, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (c)(h)(i)	14,905	14,905
Participating VRDN:
Series Merlots 00 L, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,500	6,500
Series Putters 277, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 728, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	12,500	12,500
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 11/5/03, CP mode	20,950	20,950
		401,635
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series PT 572, 0.93% (Liquidity Facility Danske Bank AS) (c)(f)(h)	8,990	8,990
Series PT 641, 0.93% (Liquidity Facility Danske Bank AS) (c)(f)(h)	5,255	5,255
(Harmony Heights Proj.) Series 2001, 1% (Liquidity Facility Fannie Mae), VRDN (c)(f)	6,500	6,500
South Dakota Hsg. Dev. Auth. Sing Participating VRDN Series PT 826, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,860	15,860
		36,605
Tennessee - 2.1%
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
(Chattanooga Bakery, Inc. Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,650	$ 1,650
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 0.97%, LOC Lasalle Bank NA, VRDN (c)(f)	8,000	8,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.95%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 0.9% (Liquidity Facility Bank of New York NA) (c)(h)	13,100	13,100
Series LB 03 L8J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	21,200	21,200
Knox County Health Edl. & Hsg. Facilities Board Rev. (Baptist Hosp. Sys. Proj.) 0.92%, LOC Bank of New York NA, VRDN (c)	6,000	6,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.95%, VRDN (c)(f)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.9%, VRDN (c)(f)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1%, LOC Southtrust Bank NA, VRDN (c)(f)	720	720
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	16,800	16,800
Series PT 718, 0.97% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,995	4,995
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (c)	41,700	41,700
Metro. Nashville Arpt. Auth. Passenger Fac. Charge Rev. 0.95%, LOC Suntrust Bank, VRDN (c)(f)	8,000	8,000
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1%, LOC Landesbank Baden-Wuerttemberg, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 0.95%, LOC Lasalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 0.88% (AMBAC Insured), VRDN (c)(f)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev.: - continued
Series II D1, 0.95% (AMBAC Insured), VRDN (c)(f)	$ 17,655	$ 17,655
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	16,045	16,045
Series EGL 01 4202, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	15,550	15,550
TAN 2% 6/30/04	18,300	18,457
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 0.95%, LOC Suntrust Bank, VRDN (c)(f)	1,900	1,900
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 0.96% (Liquidity Facility Bank of America NA) (c)(f)(h)	5,385	5,385
Series FRRI 02 L13, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,300	8,300
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.95%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 1%, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
		286,157
Texas - 13.5%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	9,300	9,300
Series EGL 03 32, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	4,000	4,000
Series PT 1748, 0.88% (Liquidity Facility WestLB AG) (c)(h)	5,400	5,400
Austin Gen. Oblig. Bonds Series Merlots 00 A26, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	9,230	9,230
Austin Util. Sys. Rev. Participating VRDN:
Series BA 98 V, 0.88% (Liquidity Facility Bank of America NA) (c)(h)	10,000	10,000
Series PT 764, 0.88% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	5,495	5,495
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	10,195	10,195
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: - continued
Series Merlots 00 LLL, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 7,160	$ 7,160
Series Merlots 01 A63, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,415	6,415
Series Merlots 02 A1, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	2,085	2,085
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.375%, tender 7/31/04 (c)(f)	7,500	7,500
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 0.92%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,600	3,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.95%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.95%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.95%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 0.89%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	17,000	17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	4,500	4,500
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)(i)	9,940	9,940
Participating VRDN:
Series Merlots 01 A129, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	14,460	14,460
Series PT 1649, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,810	4,810
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Bonds Series PA 1136R, 1.16%, tender 10/30/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,575	6,575
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds:
Series PT 825, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)(i)	$ 9,995	$ 9,995
Series Putters 350, 1.15%, tender 2/12/04 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)(i)	7,140	7,140
Series Putters 354, 1.12%, tender 2/26/04 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)(i)	5,000	5,000
Series Putters 355, 1.12%, tender 2/26/04 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)(i)	7,995	7,995
Participating VRDN:
Series EGL 03 20, 0.95% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	16,800	16,800
Series FRRI 02 L29J, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	20,255	20,255
Series Merlots 00 II, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	11,695	11,695
Series PA 1125 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,000	4,000
Series PT 1848, 0.95% (Liquidity Facility WestLB AG) (c)(f)(h)	5,415	5,415
Series PT 682, 0.95% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	9,005	9,005
Series Putters 201, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,125	9,125
Series Putters 202, 0.95% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	23,220	23,220
Series RF 03 4, 1.03% (Liquidity Facility Bank of New York NA) (a)(c)(f)(h)	14,165	14,165
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	24,435	24,435
Dallas Independent School District Participating VRDN Series PT 1634, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,665	10,665
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 0.95%, LOC Bank of America NA, VRDN (c)(f)	12,055	12,055
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 0.95%, LOC UBS AG, VRDN (c)(f)	3,500	3,500
Denton Independent School District Participating VRDN Series SG 02 166, 0.88% (Liquidity Facility Societe Generale) (c)(h)	20,120	20,120
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	$ 9,220	$ 9,220
Series MS 01 635, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	12,960	12,960
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.9% (Liquidity Facility Societe Generale) (c)(h)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	4,120	4,120
El Paso Gen. Oblig. 1.1% 9/16/03, CP	5,000	5,000
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.05%, LOC Chase Manhattan Bank of Delaware, VRDN (c)(f)	2,300	2,300
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,845	4,845
Frisco Gen. Oblig. Participating VRDN:
Series PT 1932, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,635	9,635
Series PT 1933, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,230	16,230
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.05%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,600	2,600
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	2,960	2,960
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.1%, tender 6/1/04, LOC Sallie Mae (a)(c)(f)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1996 A, 0.88%, LOC Sallie Mae, VRDN (c)(f)	9,000	9,000
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 0.98%, LOC Bank One NA, Chicago, VRDN (c)(f)	3,830	3,830
(S&S X-ray Prod., Inc. Proj.) Series 1999, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,800	6,800
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 0.92%, LOC Bank One NA, Chicago, VRDN (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1997, 0.9%, VRDN (c)(f)	$ 6,100	$ 6,100
Series 1998, 0.9%, VRDN (c)(f)	8,500	8,500
(BP Amoco Chemical Co. Proj.) 0.9%, VRDN (c)(f)	9,400	9,400
(BP Prods. North America, Inc. Proj.) 0.9%, VRDN (c)(f)	8,300	8,300
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.9%, VRDN (c)(f)	9,600	9,600
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) 0.9%, VRDN (c)(f)	24,500	24,500
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	4,100	4,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	27,300	27,300
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	20,600	20,600
Series PT 1623, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,070	6,070
Series 1994 B, 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,800	17,800
Series 1994 D, 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	25,465	25,465
Series A1, 0.9% 12/3/03, CP	8,675	8,675
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) 0.8%, VRDN (c)	55,100	55,100
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,690	4,690
Series MSTC 00 98, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	19,965	19,965
Series PT 1468, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,340	10,340
Series ROC II R40, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	10,125	10,125
Series ROC II R41, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	12,825	12,825
Series SG 03 161, 0.9% (Liquidity Facility Societe Generale) (c)(h)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 5,620	$ 5,620
Houston Independent School District Bonds 1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (c)	53,695	53,683
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	21,830	21,830
Series SGB 24, 0.9% (Liquidity Facility Societe Generale) (c)(h)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.91%, VRDN (c)(f)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,735	5,735
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	6,000	6,000
Series EGL 99 4302, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	18,000	18,000
Series MSCO 01 577, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	7,915	7,915
Lower Colorado River Auth. Transmission Contract Rev. Bonds Series PT 803, 1.05%, tender 7/8/04 (Liquidity Facility Svenska Handelsbanken AB) (c)(h)(i)	6,560	6,560
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 0.95%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	3,400	3,400
Mesquite Independent School District Bonds Series A, 1.07%, tender 10/23/03 (Permanent School Fund of Texas Guaranteed) (c)	30,000	30,005
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,120	5,120
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 0.88% (Liquidity Facility Societe Generale) (c)(h)	19,640	19,640
Northside Independent School District Bonds 1.02%, tender 6/15/04 (Permanent School Fund of Texas Guaranteed) (c)	15,300	15,300
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 0.89% tender 10/6/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	$ 9,500	$ 9,500
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	3,750	3,750
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1%, VRDN (c)(f)	27,700	27,700
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.9% (Liquidity Facility Societe Generale) (c)(h)	3,500	3,500
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	8,100	8,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Merlots 01 A10, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,785	5,785
Series PT 1708, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,495	7,495
Series SG 105, 0.88% (Liquidity Facility Societe Generale) (c)(h)	9,500	9,500
0.9% (Liquidity Facility Bank of America NA), VRDN (c)	31,000	31,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)(i)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,700	8,700
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.02%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
South Plains Hsg. Fin. Corp. Participating VRDN Series Merlots 02 A11, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,215	7,215
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	7,895	7,895
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	9,085	9,085
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	4,600	4,600
Texas A&M Univ. Rev.:
Bonds 3% 5/15/04	7,425	7,521
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas A&M Univ. Rev.: - continued
Series B, 0.95% 1/22/04, CP	$ 15,000	$ 15,000
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 0.99%, tender 9/2/03 (c)(f)	8,085	8,085
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN:
Series BA 01 A, 0.98% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,495	3,495
Series FRRI 02 L9, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,975	11,975
Series ROC II R178, 0.95% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(h)	4,275	4,275
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2003:
0.95%, tender 7/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	16,400	16,400
0.95%, tender 7/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,600	13,600
Participating VRDN:
Series 2000 C, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,495	7,495
Series FRRI 01 L41, 1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,240	19,240
Series FRRI 02 L4, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,500	8,500
Series Merlots 00 QQ, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	22,065	22,065
Series MS 01 550, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	12,918	12,918
Series PA 1063, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Series PA 631R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,600	7,600
Series PT 1191, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,395	3,395
Series PT 453, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,720	2,720
Series PT 524, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	$ 5,650	$ 5,650
0.9%, VRDN (c)(f)	5,000	5,000
Series 2001 C2, 0.9% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	13,500	13,500
(Veterans Land Proj.) Series A, 0.9%, VRDN (c)(f)	22,030	22,030
TRAN 2% 8/31/04	356,600	359,564
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	12,650	12,650
Texas Wtr. Dev. Board Rev. 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,505	4,505
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	19,100	19,100
Univ. of Texas Univ. Revs. Series 2002 A, 0.95% 1/22/04, CP	15,000	15,000
		1,886,536
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	4,170	4,170
Salt Lake City Arpt. Rev. Series 2001, 0.9%, LOC WestLB AG, VRDN (c)(f)	2,800	2,800
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.03%, LOC Key Bank NA, VRDN (c)(f)	700	700
Utah Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A89, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,820	4,820
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,870	3,870
		16,360
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,275	10,275
Vermont Hsg. Fin. Agcy. Single Family:
Bonds Series Merlots 01 A49, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (c)(f)(h)(i)	8,010	8,010
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family:
Series 17 A, 0.95% (FSA Insured), VRDN (c)(f)	$ 7,500	$ 7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.92%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	9,300	9,300
		35,085
Virginia - 1.6%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,575	1,575
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 0.95% (FSA Insured), VRDN (c)	16,415	16,415
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	6,200	6,200
Fairfax County Gen. Oblig. Participating VRDN Series ROC II R4016, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	6,800	6,800
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 0.95%, LOC Bank of America NA, VRDN (c)(f)	8,055	8,055
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 0.97%, LOC Bank One, Kentucky NA, VRDN (c)(f)	240	240
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1992, 1.25% tender 9/11/03, CP mode (f)	20,500	20,500
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. (Infineon Technologies Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	14,000	14,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.18% tender 10/10/03, CP mode	4,000	4,000
1.2% tender 9/5/03, CP mode	4,000	4,000
1.2% tender 9/10/03, CP mode	2,400	2,400
1.2% tender 10/3/03, CP mode	3,500	3,500
Series 1987:
1.2% tender 9/2/03, CP mode	4,800	4,800
1.25% tender 9/11/03, CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 1.85%, tender 4/1/04 (c)(f)	$ 7,700	$ 7,700
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 1%, LOC Canadian Imperial Bank of Commerce, VRDN (c)(f)	1,940	1,940
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metro Machine Corp. Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	7,500	7,500
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1%, LOC Wachovia Bank NA, VRDN (c)(f)	4,810	4,810
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	6,800	6,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	9,600	9,600
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 0.95%, LOC Wachovia Bank NA, VRDN (c)(f)	9,000	9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.):
0.92%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
0.92%, LOC Wachovia Bank NA, VRDN (c)(f)	3,300	3,300
Univ. of Virginia Univ. Revs Participating VRDN Series EGL 03 0030, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	7,000	7,000
Series MS 01 727, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	6,030	6,030
Virginia Hsg. Dev. Auth. Commonwealth Mtg.:
Bonds Series B4, 1.08%, tender 10/1/03 (c)	12,700	12,700
Participating VRDN Series PA 963R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,995	1,995
		224,460
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 4.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 14,955	$ 14,955
Series Merlots 01 B1, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,000	7,000
Series PA 1047, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,700	2,700
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	4,565	4,565
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,580	9,580
Series Putters 242, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,100	3,100
Series Putters 256, 0.91% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Series ROC II R152, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(h)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.95%, VRDN (c)(f)	3,200	3,200
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,000	7,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)(f)	7,175	7,175
King County Swr. Rev.:
Bonds Series PT 796, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	9,030	9,030
Participating VRDN:
Series Merlots 00 E, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	6,300	6,300
Series PA 1179, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,480	8,480
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.05%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	1,455	1,455
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,240	11,240
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 0.9%, VRDN (c)(f)	19,600	19,600
(BP West Coast Products LLC Proj.) 0.9%, VRDN (c)(f)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.:
Bonds Series Merlots 01 A53, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(f)(h)(i)	$ 7,800	$ 7,800
Participating VRDN:
Series PA 752, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 759R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,100	10,100
Series PT 654, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,670	6,670
Series PT 728, 0.93% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,430	4,430
Series PT 807, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,375	8,375
Series 1997, 0.95%, LOC Bank of New York NA, VRDN (c)(f)	85,830	85,830
Series 2001 B1, 1.1% 9/12/03, LOC Bank of America NA, CP (f)	10,160	10,160
Port of Seattle Spl. Facility Rev. Participating VRDN Series Merlots 03 B40, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,100	9,100
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,560	18,560
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PA 1175, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,490	8,490
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 0.9% (Liquidity Facility Societe Generale) (c)(h)	7,400	7,400
Seattle Muni. Lt. & Pwr. Rev.:
Participating VRDN Series Merlots 01 A56, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	18,605	18,605
RAN 2.5% 11/21/03	9,900	9,922
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 0.9% (Liquidity Facility Societe Generale) (c)(h)	15,815	15,815
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	10,715	10,739
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 0.9%, LOC Bank of America NA, VRDN (c)	10,430	10,430
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 0.98% (Liquidity Facility Bank of New York NA) (c)(h)	2,749	2,749
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 0.95%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	$ 3,500	$ 3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,000	4,000
Washington Gen. Oblig.:
Bonds Series Merlots 00 A13, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	10,120	10,120
Participating VRDN:
Series EGL 00 4704, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	5,600	5,600
Series EGL 00 4705, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	16,300	16,300
Series EGL 98 4702, 0.9% (Liquidity Facility Citibank NA, New York) (c)(h)	12,200	12,200
Series MSTC 9048, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	9,990	9,990
Series PT 1856, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,580	5,580
Series SGA 35, 0.9% (Liquidity Facility Societe Generale) (c)(h)	12,500	12,500
Series SGB 09, 0.9% (Liquidity Facility Societe Generale) (c)(h)	9,100	9,100
Series SGB 11, 0.9% (Liquidity Facility Societe Generale) (c)(h)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	28,210	28,210
Washington Hsg. Fin. Commission Participating VRDN:
Series Merlots 00 A27, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	510	510
Series Merlots 97 D, 0.97% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,080	5,080
Series PT 622, 0.93% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,410	5,410
Series PT 636, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	14,380	14,380
Series PT 838, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,450	7,450
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 1,625	$ 1,625
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	13,625	13,625
		555,595
West Virginia - 0.6%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.25% tender 9/11/03, CP mode (f)	6,100	6,100
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.89%, LOC Nat'l. Westminster Bank PLC, VRDN (c)(f)	29,400	29,400
Series 1990 B, 0.95%, LOC Nat'l. Westminster Bank PLC, VRDN (c)(f)	4,305	4,305
Series 1990 D, 0.95%, LOC Nat'l. Westminster Bank PLC, VRDN (c)(f)	13,000	13,000
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 0.95% tender 9/9/03, LOC Dexia Cr. Local de France, CP mode (f)	37,100	37,100
		89,905
Wisconsin - 1.5%
Butler Indl. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,870	1,870
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.13%, VRDN (c)	35,700	35,700
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,600	3,600
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,215	1,215
Racine Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) Series B, 0.95%, LOC Bank One NA, Chicago, VRDN (c)(f)	6,250	6,250
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,845	1,845
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 2,340	$ 2,340
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (c)(f)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1%, LOC Lasalle Bank NA, VRDN (c)(f)	3,685	3,685
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 0.92% (Liquidity Facility Wachovia Bank NA) (c)(h)	5,830	5,830
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 0.89% (Liquidity Facility Morgan Stanley) (c)(h)	12,580	12,580
Wisconsin Gen. Oblig. Participating VRDN Series EGL 94 4904 Class A, 0.95% (Liquidity Facility Citibank NA, New York) (c)(f)(h)	1,250	1,250
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	20,000	20,000
Participating VRDN Series PA 970, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PT 207, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,470	12,470
Series PT 445, 0.93% (Liquidity Facility Danske Bank AS) (c)(f)(h)	6,430	6,430
Series PT 559, 0.93% (Liquidity Facility Danske Bank AS) (c)(h)	5,475	5,475
Series 2003 B, 0.9% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	10,000	10,000
Series A, 0.9% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	24,875	24,875
Series E, 0.9% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 0.9% (MBIA Insured), VRDN (c)(f)	3,550	3,550
Series 2002 B, 0.9% (MBIA Insured), VRDN (c)(f)	3,135	3,135
Series 2002 D, 0.93% (MBIA Insured), VRDN (c)(f)	3,975	3,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 827, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 16,355	$ 16,355
Wisconsin Hsg. & Fin. Dev. Auth. Participating VRDN Series MSTC 97 4, 0.93% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	1,670	1,670
		203,775
Wyoming - 0.5%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
0.97% (AMBAC Insured), VRDN (c)(f)	5,000	5,000
0.97% (AMBAC Insured), VRDN (c)(f)	3,500	3,500
Wyoming Cmnty. Dev. Auth. Participating VRDN Series PT 773, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	13,770	13,770
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.1%, tender 7/15/04 (Liquidity Facility Danske Bank AS) (c)(f)(h)(i)	7,385	7,385
Participating VRDN:
Series PA 833R, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,450	7,450
Series PT 630, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,280	8,280
Wyoming Ed. Fund RAN 1.5% 6/29/04	30,800	30,933
		76,318
	Shares
Other - 11.8%
Fidelity Municipal Cash Central Fund, 0.89% (d)(e)	1,650,431,000	1,650,431
TOTAL INVESTMENT PORTFOLIO - 97.9%		13,665,074
NET OTHER ASSETS - 2.1%		291,966
NET ASSETS - 100%		$ 13,957,040
Total Cost for Income Tax Purposes $ 13,665,074
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,165,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Austin Gen. Oblig. Bonds Series Merlots 00 A26, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	11/15/00	$ 9,230
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L11, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 30,025
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 252,300
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 252,200
Chicago Board of Ed. Bonds Series Merlots 00 A4, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	9/29/00	$ 4,845
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 4,995
Security	Acquisition Date	Cost (000s)
Cypress-Fairbanks Independent School District Bonds Series AAB 02 13, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	7/16/02	$ 9,940
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.15%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/29/03	$ 9,995
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series Putters 350, 1.15%, tender 2/12/04 (Liquidity Facility JPMorgan Chase Bank)	5/14/03	$ 7,140
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series Putters 354, 1.12%, tender 2/26/04 (Liquidity Facility JPMorgan Chase Bank)	5/28/03	$ 5,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series Putters 355, 1.12%, tender 2/26/04 (Liquidity Facility JPMorgan Chase Bank)	5/28/03	$ 7,995
District of Columbia Wtr. & Swr. Auth. Bonds Series ROC II 99 5, 1.2%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/11/99 - 12/29/00	$ 9,505
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/12/00	$ 9,755
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 01 A74, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	8/16/01	$ 5,810
Illinois Gen. Oblig. Bonds Series Merlots 01 A45, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/8/01	$ 8,740
Illinois Reg'l. Trans. Auth. Bonds Series Merlots 01 A69, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	6/26/01	$ 11,835
Iowa Fin. Auth. Bonds Series 2003 L21J, 0.95%, tender 9/24/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/26/03	$ 10,245
King County Swr. Rev. Bonds Series PT 796, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 9,030
Lake Charles Hbr. & Term. District Port Facilities Rev. Bonds Series 2003 F9J, 1%, tender 9/17/03 (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.)	7/29/03	$ 5,075
Security	Acquisition Date	Cost (000s)
Lower Colorado River Auth. Transmission Contract Rev. Bonds Series PT 803, 1.05%, tender 7/8/04 (Liquidity Facility Svenska Handelsbanken AB)	5/15/03	$ 6,560
Miami-Dade County Aviation Rev. Bonds Series 2003 L22J, 1%, tender 9/24/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/30/03	$ 17,545
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	7/17/00	$ 4,815
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds Series Merlots 00 B10, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	11/27/00	$ 13,385
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Bonds Series FRRI 03 L5J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 9,975
New York City Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.15%, tender 5/12/04 (Liquidity Facility Bank of New York NA)	7/17/02	$ 10,000
Security	Acquisition Date	Cost (000s)
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	9/22/00	$ 5,500
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 282, 1.1%, tender 7/15/04 (Liquidity Facility Landesbank Hessen-Thuringen)	12/22/00	$ 3,760
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series MS 01 752, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 3,715
Port of Seattle Rev. Bonds Series Merlots 01 A53, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	11/18/02	$ 7,800
Porter County Indl. Jail Bldg. Corp. Bonds Series Merlots 01 A43, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	4/20/01	$ 7,160
Porter County Indl. Jail Bldg. Corp. Bonds Series Merlots 01 A58, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/18/01	$ 9,425
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
Security	Acquisition Date	Cost (000s)
South Carolina Pub. Svc. Auth. Rev. Bonds Series Putters 252, 1.05%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	3/28/02	$ 14,905
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Bonds Series PA 884R, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/24/03	$ 5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 19,100
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 03 A38, 1.15%, tender 8/11/04 (Liquidity Facility Wachovia Bank NA)	8/8/03	$ 7,665
Vermont Hsg. Fin. Agcy. Single Family Bonds Series Merlots 01 A49, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/10/01	$ 8,010
Washington Gen. Oblig. Bonds Series Merlots 00 A13, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/19/00	$ 10,120
Security	Acquisition Date	Cost (000s)
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	8/28/02	$ 13,625
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/12/03	$ 20,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.1%, tender 7/15/04 (Liquidity Facility Danske Bank AS)	8/31/00	$ 7,385
Income Tax Information

During the fiscal year ended August 31, 2003, 100% of the fund's income dividends was free from federal income tax, and 50.93% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $884,610,000 or 6.3% of net assets.

Income Tax Information
The fund hereby designates approximately $686,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 13,665,074
Cash		643,696
Receivable for investments sold Regular delivery		7,288
Delayed delivery		30,599
Receivable for fund shares sold		129,221
Interest receivable		23,660
Other receivables		434
Total assets		14,499,972

Liabilities
Payable for investments purchased Regular delivery	$ 368,427
Delayed delivery	23,919
Payable for fund shares redeemed	145,523
Distributions payable	26
Accrued management fee	3,238
Other payables and accrued expenses	1,799
Total liabilities		542,932

Net Assets		$ 13,957,040
Net Assets consist of:
Paid in capital		$ 13,955,895
Accumulated net realized gain (loss) on investments		1,145
Net Assets, for 13,955,087 shares outstanding		$ 13,957,040
Net Asset Value, offering price and redemption price per share ($13,957,040 ÷ 13,955,087 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2003

Investment Income
Interest		$ 166,144

Expenses
Management fee	$ 36,237
Transfer agent fees	18,147
Accounting fees and expenses	1,021
Non-interested trustees' compensation	51
Custodian fees and expenses	185
Registration fees	292
Audit	112
Legal	39
Miscellaneous	479
Total expenses before reductions	56,563
Expense reductions	(2,531)	54,032
Net investment income		112,112
Net realized gain (loss) on investment securities		1,752
Net increase in net assets resulting from operations		$ 113,864

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 112,112	$ 147,294
Net realized gain (loss)	1,752	447
Increase (decrease) in net unrealized gain from accretion of discount	-	(1)
Net increase (decrease) in net assets resulting from operations	113,864	147,740
Distributions to shareholders from net investment income	(112,112)	(147,294)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	38,540,175	34,617,041
Reinvestment of distributions	110,635	145,015
Cost of shares redeemed	(36,423,698)	(32,877,722)
Net increase (decrease) in net assets and shares resulting from share transactions	2,227,112	1,884,334
Total increase (decrease) in net assets	2,228,864	1,884,780

Net Assets
Beginning of period	11,728,176	9,843,396
End of period	$ 13,957,040	$ 11,728,176

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.014	.032	.035	.028
Distributions from net investment income	(.009)	(.014)	(.032)	(.035)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.88%	1.38%	3.29%	3.55%	2.83%
Ratios to Average Net Assets B
Expenses before expense reductions	.44%	.43%	.45%	.46%	.47%
Expenses net of voluntary waivers, if any	.44%	.43%	.45%	.46%	.47%
Expenses net of all reductions	.42%	.39%	.42%	.46%	.47%
Net investment income	.87%	1.35%	3.21%	3.51%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 13,957	$ 11,728	$ 9,843	$ 7,902	$ 6,313

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation.Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Annual Report

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,851 for the period.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $185 and $2,346, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (47)

Year of Election or Appointment: 2001

Vice President of Municipal Money Market. Mr. Lind is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Municipal Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Municipal Money Market. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Municipal Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan® California Municipal
Money Market

Spartan Connecticut Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-UANN-1003
1.790909.100

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2003	Past 1 year	Past 5 years	Life of fundA
Spartan Arizona Municipal Income Fund	3.01%	5.18%	6.47%

A From October 11, 1994.

If Fidelity had not reimbursed certain expenses for the fund, the fund's life of fund total returns would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Spartan Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Arizona Municipal Income Fund

The municipal bond market experienced its share of ups and downs during the past 12 months, but finished with a solid gain. For the year ending August 31, 2003, the Lehman Brothers® Municipal Bond Index advanced 3.14%. In that time, municipal bonds fared better than all of the spread sectors except for corporate bonds. Munis also bested Treasuries, as the Lehman Brothers Treasury Index returned 2.94% for the past 12 months. After stumbling in the first quarter of the period when equities staged a brief but powerful rally, the muni market scored gains in five of the next six months against a backdrop of tepid economic growth, low interest rates and virtually non-existent inflation. In June and July, however, the muni market dropped nearly 4% when a brighter economic forecast and rising interest rates sent bond prices tumbling. Despite the higher rates, munis rebounded in August on the heels of strong investor demand relative to other investment-grade alternatives.

Spartan Arizona Municipal Income Fund returned 3.01% during the 12-month period, outpacing the fund's peer group as measured by the LipperSM Arizona Municipal Debt Funds Average, which returned 1.92%. The fund's benchmark - the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index - returned 3.35%. An emphasis on high-quality securities and security selection - particularly in the health care sector - helped the fund outpace its peer group average. High-quality securities outperformed due to concerns that the weak economy would compromise the creditworthiness of lower-quality bonds. Within the health care sector, good research and credit analysis helped the fund avoid troubled names. Bonds issued by colleges and universities performed well, in large measure due to rising demand for advanced degrees. Throughout the period, the fund maintained holdings in escrowed/prerefunded bonds in part because of their high credit quality. However, a reduced number of prerefundings during the period proved to be disappointing for performance. The fund also held bonds issued in Puerto Rico, which were deemed to be good values relative to Arizona bonds and are free from taxes in all 50 states.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	29.1	26.8
General Obligations	22.5	23.8
Escrowed/Pre-Refunded	12.9	8.4
Electric Utilities	11.7	14.3
Education	7.9	7.3
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	13.5	12.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.4	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 57.3%	AAA 55.0%
AA,A 36.8%	AA,A 38.0%
BBB 4.4%	BBB 4.9%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Arizona Municipal Income Fund

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value (Note 1)
Arizona - 86.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev. (Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (c)	$ 300,000	$ 308,868
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,276,336
Arizona School Facilities Board Rev. 5.25% 7/1/18	1,000,000	1,052,810
Arizona State Univ. Revs.:
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,600,665
6% 7/1/06	1,000,000	1,109,590
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (b)	500,000	514,865
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) Series B, 6% 7/1/05 (AMBAC Insured)	150,000	162,132
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	1,000,000	1,044,660
5.25% 7/1/13	1,500,000	1,630,305
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,235,360
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,126,340
5.5% 11/1/10	375,000	420,379
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	82,929
6.25% 7/1/10	500,000	576,465
6.5% 7/1/10 (MBIA Insured)	200,000	237,220
6.5% 7/1/11 (MBIA Insured)	225,000	267,842
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (c)	150,000	165,648
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	304,965
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	702,005
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	986,440
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	200,000	208,876
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	955,000	860,589
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series C: - continued
0% 1/1/10 (FGIC Insured)	$ 1,525,000	$ 1,193,297
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	500,000	431,635
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	523,475
6.25% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	405,000	477,297
6.6% 7/1/06 (FGIC Insured)	400,000	450,164
Mesa Indl. Dev. Auth. Rev.:
(Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	500,000	537,835
(Discovery Health Sys.) Series A, 5.625% 1/1/29 (MBIA Insured)	200,000	207,944
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,785,615
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,144,590
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	200,000	201,250
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	852,509
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,000,000	1,004,290
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	400,000	433,692
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	574,857
5.5% 7/1/11	200,000	221,060
5.75% 7/1/15	675,000	749,979
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	387,858
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,399,350
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,118,210
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (c)	1,500,000	1,752,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,088,810
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,716,556
Series A, 6.25% 7/1/17	1,000,000	1,198,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Gen. Oblig.: - continued
Series B, 5.375% 7/1/20	$ 1,000,000	$ 1,054,380
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	753,800
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,452
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	216,004
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	310,773
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	500,000	543,160
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	931,232
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,055,290
5.25% 1/1/19	1,000,000	1,046,750
Series B:
5% 1/1/20	1,500,000	1,530,555
5% 1/1/21	255,000	258,654
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,012,910
5.5% 7/1/09	100,000	112,855
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	250,948
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	1,500,000	1,671,240
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	175,007
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	693,132
5% 7/1/19	1,680,000	1,731,778
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	368,131
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	928,592
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,272,851
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	610,175
Series A, 7% 7/1/11 (MBIA Insured)	300,000	366,105
4.5% 7/1/08 (AMBAC Insured)	1,000,000	1,076,350
6% 7/1/10 (MBIA Insured)	400,000	462,348
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	$ 200,000	$ 231,448
5.5% 7/1/14	425,000	474,462
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	535,355
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,105,040
5.25% 6/1/13 (FSA Insured)	500,000	528,975
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (a)(b)	500,000	511,015
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	288,097
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	750,000	794,813
		59,263,839
Puerto Rico - 12.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	534,055
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	700,000	760,977
Series 2000 C, 6% 7/1/29	500,000	539,640
Series D, 5.25% 7/1/38	1,000,000	999,370
5.75% 7/1/19 (FGIC Insured)	700,000	767,942
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 2,575,000	$ 2,748,010
5.5% 10/1/40 (Escrowed to Maturity) (c)	2,195,000	2,334,822
		8,684,816
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $65,764,305)	67,948,655
NET OTHER ASSETS - 1.1%	740,782
NET ASSETS - 100%	$ 68,689,437
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	29.1%
General Obligations	22.5
Escrowed/Pre-Refunded	12.9
Electric Utilities	11.7
Education	7.9
Water & Sewer	6.2
Others* (individually less than 5%)	9.7
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $19,010,001 and $13,490,367, respectively.
Income Tax Information
The fund hereby designates approximately $337,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value (cost $65,764,305) - See accompanying schedule		$ 67,948,655
Cash		209,767
Receivable for fund shares sold		1,741
Interest receivable		733,093
Other receivables		270
Total assets		68,893,526

Liabilities
Payable for fund shares redeemed	$ 92,269
Distributions payable	79,747
Accrued management fee	32,073
Total liabilities		204,089

Net Assets		$ 68,689,437
Net Assets consist of:
Paid in capital		$ 66,105,425
Undistributed net investment income		15,694
Accumulated undistributed net realized gain (loss) on investments		383,968
Net unrealized appreciation (depreciation) on investments		2,184,350
Net Assets, for 6,069,626 shares outstanding		$ 68,689,437
Net Asset Value, offering price and redemption price per share ($68,689,437 ÷ 6,069,626 shares)		$ 11.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Interest		$ 3,171,603

Expenses
Management fee	$ 405,869
Non-interested trustees' compensation	296
Total expenses before reductions	406,165
Expense reductions	(20,665)	385,500
Net investment income (loss)		2,786,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		416,580
Change in net unrealized appreciation (depreciation) on investment securities		(1,307,922)
Net gain (loss)		(891,342)
Net increase (decrease) in net assets resulting from operations		$ 1,894,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,103	$ 2,245,711
Net realized gain (loss)	416,580	597,529
Change in net unrealized appreciation (depreciation)	(1,307,922)	878,200
Net increase (decrease) in net assets resulting from operations	1,894,761	3,721,440
Distributions to shareholders from net investment income	(2,784,432)	(2,234,422)
Distributions to shareholders from net realized gain	(564,965)	(69,551)
Total distributions	(3,349,397)	(2,303,973)
Share transactions Net proceeds from sales of shares	31,267,183	23,360,452
Reinvestment of distributions	2,423,677	1,663,088
Cost of shares redeemed	(29,654,545)	(11,053,246)
Net increase (decrease) in net assets resulting from share transactions	4,036,315	13,970,294
Redemption fees	2,384	1,644
Total increase (decrease) in net assets	2,584,063	15,389,405

Net Assets
Beginning of period	66,105,374	50,715,969
End of period (including undistributed net investment income of $15,694 and undistributed net investment income of $28,745, respectively)	$ 68,689,437	$ 66,105,374
Other Information Shares
Sold	2,704,416	2,080,922
Issued in reinvestment of distributions	210,082	148,316
Redeemed	(2,591,010)	(987,763)
Net increase (decrease)	323,488	1,241,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Income from Investment Operations
Net investment income (loss)	.435 B	.444B,D	.472B	.486B	.458
Net realized and unrealized gain (loss)	(.090)	.254D	.542	.189	(.412)
Total from investment operations	.345	.698	1.014	.675	.046
Distributions from net investment income	(.435)	(.443)	(.475)	(.485)	(.458)
Distributions from net realized gain	(.090)	(.015)	(.001)	(.001)	(.016)
Distributions in excess of net realized gain	-	-	-	(.003)	(.024)
Total distributions	(.525)	(.458)	(.476)	(.489)	(.498)
Redemption fees added to paid in capital	-B,E	-B,E	.002B	.004B	.002
Net asset value, end of period	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53
Total Return A	3.01%	6.38%	9.70%	6.69%	.38%
Ratios to Average Net Assets C
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52%	.48%	.41%	.48%	.54%
Net investment income (loss)	3.77%	3.96%D	4.32%	4.67%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,689	$ 66,105	$ 50,716	$ 34,221	$ 29,642
Portfolio turnover rate	19%	30%	24%	37%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amounts represent less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	76.0	79.4	91.3
31 - 90	4.6	0.0	6.2
91 - 180	4.1	16.5	0.6
181 - 397	15.3	4.1	1.9
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Spartan Arizona Municipal Money Market Fund	57 Days	37 Days	17 Days
All Tax-Free Money Market Funds Average*	48 Days	38 Days	47 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 72.2%	Variable Rate Demand Notes (VRDNs) 70.5%
Commercial Paper (including CP Mode) 4.4%	Commercial Paper (including CP Mode) 1.7%
Tender Bonds 3.9%	Tender Bonds 1.0%
Fidelity Municipal Cash Central Fund 1.3%	Fidelity Municipal Cash Central Fund 7.6%
Other Investments 14.9%	Other Investments 19.7%
Net Other Assets 3.3%	Net Other Assets** (0.5)%

Current and Historical Seven-Day Yields

	9/1/03	6/2/03	3/3/03	12/2/02	9/2/02
Fidelity Arizona Municipal Money Market	0.45%	0.84%	0.71%	0.82%	1.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value (Note 1)
Arizona - 93.9%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,450,000	$ 1,450,000
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 0.9% (MBIA Insured), VRDN (b)(e)	1,200,000	1,200,000
Series 1991 A, 0.9%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	2,000,000	2,000,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.88% (Liquidity Facility WestLB AG) (b)(f)	2,785,000	2,785,000
Arizona School Facilities Board Rev.:
Bonds:
5% 7/1/04	1,475,000	1,523,673
5.25% 7/1/04	415,000	429,334
Participating VRDN Series MS 00 497, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	1,075,000	1,075,000
Arizona State Univ. Revs.:
Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	1,200,000	1,200,000
Participating VRDN Series Putters 270, 0.91% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.) 5.5% 7/1/04	5,000,000	5,187,179
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.95%, LOC Bank of America NA, VRDN (b)(e)	2,400,000	2,400,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.03%, LOC Key Bank NA, VRDN (b)(e)	2,420,000	2,420,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.25%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(e)	2,700,000	2,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.9%, LOC KBC Bank NV, VRDN (b)(e)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.03%, LOC Key Bank NA, VRDN (b)(e)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.2% tender 10/8/03, CP mode (e)	$ 1,000,000	$ 1,000,000
(Clayton Homes, Inc. Proj.) Series 1998, 0.95%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (b)(e)	1,300,000	1,300,000
(Glenn Oaks Apts. Proj.) Series 2001, 0.97%, LOC Fannie Mae, VRDN (b)(e)	1,999,675	1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 0.92%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Martin Apts. Proj.) Series A1, 0.87%, LOC Fannie Mae, VRDN (b)(e)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.87%, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,320,000	2,320,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 1456, 0.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,320,000	4,320,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,290,000	1,290,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 0.9% (Liquidity Facility Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series 1995, 0.87%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 0.9% 11/7/03, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series MS 00 505, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	3,000,000	3,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 0.95%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
(Westward Ho Apts. Proj.):
Series 2003 A, 0.95%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,000,000	2,000,000
Series 2003 B, 0.92%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.05%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 900,000	$ 900,000
(Laura Dozer Ctr. Proj.) 1%, LOC Bank One NA, Chicago, VRDN (b)	1,200,000	1,200,000
(Marlyn Nutraceuticals Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	900,000	900,000
(Phoenix Expansion Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,440,000	2,440,000
(Plastican Proj.) Series 1997, 1%, LOC Fleet Bank NA, VRDN (b)(e)	3,195,000	3,195,000
(Swift Aviation Svcs., Inc. Proj.) 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,760,000	5,760,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 0.97% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	590,000	590,000
Series PT 1082, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	480,000	480,000
Pima County Cmnty. College District Rev. Bonds Series 2001, 5% 7/1/04 (AMBAC Insured)	1,300,000	1,342,900
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 0.92%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.01% (Liquidity Facility Bank of New York NA) (b)(e)(f)	2,795,000	2,795,000
Pima County Unified School District #10 Amphitheater Bonds 5.75% 7/1/04 (FGIC Insured)	1,200,000	1,247,570
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.4% 1/1/04	2,000,000	2,027,077
Series A, 5% 1/1/04	2,050,000	2,075,048
Participating VRDN:
Series MS 00 274, 0.89% (Liquidity Facility Morgan Stanley) (b)(f)	700,000	700,000
Series PT 1512, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000,000	1,000,000
Series ROC II R1002, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 1,295,000	$ 1,295,000
Series SG 03 160, 0.88% (Liquidity Facility Societe Generale) (b)(f)	2,790,000	2,790,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1%, LOC Bank of America NA, VRDN (b)(e)	1,300,000	1,300,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/04	1,000,000	1,032,874
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 0.93%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,400,000	1,400,000
Tucson Street & Hwy. User Rev. Bonds 4.5% 7/1/04 (AMBAC Insured)	2,950,000	3,035,150
Washington Elementary School District #6 of Maricopa County School Impt. Bonds (1996 Projs.) Series A, 4% 7/1/04 (FSA Insured)	2,000,000	2,050,504
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,000,000	1,000,000
		125,870,984
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Putters 347, 0.86% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
	Shares
Other - 1.3%
Fidelity Municipal Cash Central Fund, 0.89% (c)(d)	1,765,633	1,765,633
TOTAL INVESTMENT PORTFOLIO - 96.7%		129,636,617
NET OTHER ASSETS - 3.3%		4,481,223
NET ASSETS - 100%		$ 134,117,840
Total Cost for Income Tax Purposes $ 129,636,617
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona State Univ. Revs. Bonds Series ROC II R174, 1%, tender 12/11/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	4/4/02	$ 1,200,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,200,000 or 0.9% of net assets.

Income Tax Information
The fund hereby designates approximately $55,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended August 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 55.85% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 129,636,617
Cash		6,132,988
Receivable for fund shares sold		256,348
Interest receivable		320,438
Other receivables		17,989
Total assets		136,364,380

Liabilities
Payable for investments purchased Regular delivery	$ 400,170
Delayed delivery	1,300,038
Payable for fund shares redeemed	489,107
Distributions payable	434
Accrued management fee	56,791
Total liabilities		2,246,540

Net Assets		$ 134,117,840
Net Assets consist of:
Paid in capital		$ 134,110,288
Accumulated net realized gain (loss) on investments		7,552
Net Assets, for 134,044,025 shares outstanding		$ 134,117,840
Net Asset Value, offering price and redemption price per share ($134,117,840 ÷ 134,044,025 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2003

Investment Income
Interest		$ 1,743,782

Expenses
Management fee	$ 668,844
Non-interested trustees' compensation	540
Total expenses before reductions	669,384
Expense reductions	(20,278)	649,106
Net investment income		1,094,676
Net realized gain (loss) on investment securities		28,773
Net increase in net assets resulting from operations		$ 1,123,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,094,676	$ 1,434,402
Net realized gain (loss)	28,773	112,041
Net increase (decrease) in net assets resulting from operations	1,123,449	1,546,443
Distributions to shareholders from net investment income	(1,094,676)	(1,434,402)
Distributions to shareholders from net realized gain	(54,921)	-
Total distributions	(1,149,597)	(1,434,402)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	187,828,510	156,913,408
Reinvestment of distributions	1,135,330	1,418,481
Cost of shares redeemed	(187,027,524)	(128,089,561)
Net increase (decrease) in net assets and shares resulting from share transactions	1,936,316	30,242,328
Total increase (decrease) in net assets	1,910,168	30,354,369

Net Assets
Beginning of period	132,207,672	101,853,303
End of period	$ 134,117,840	$ 132,207,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.013	.032	.034	.028
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.008	.013	.032	.034	.028
Distributions from net investment income	(.008)	(.013)	(.032)	(.034)	(.028)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.008)	(.013)	(.032)	(.034)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A,B	.86%	1.30%	3.23%	3.50%	2.84%
Ratios to Average Net AssetsC
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48%	.45%	.47%	.50%	.50%
Net investment income	.82%	1.27%	3.19%	3.46%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,118	$ 132,208	$ 101,853	$ 105,704	$ 90,657

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amounts represent less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Annual Report

Notes to Financial Statements - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 2,653,260	|
Unrealized depreciation	(459,692)
Net unrealized appreciation (depreciation)	2,193,568
Undistributed ordinary income	232,344
Undistributed long-term capital gain	349,507

Cost for federal income tax purposes	$ 65,755,087

The tax character of distributions paid for the income fund was as follows:

	August 31, 2003	August 31, 2002
Tax-exempt Income	$ 2,784,432	$ 2,234,422
Ordinary Income	243,567	69,551
Long-term Capital Gains	321,398	-
Total	$ 3,349,397	$ 2,303,973

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Annual Report

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 100,423

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 20,665	|
Fidelity Arizona Municipal Money Market Fund	20,278

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Arizona Municipal Money Market (2001) and Spartan Arizona Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Union Street Trust (1987) and Fidelity Union Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997 or 2000

Vice President of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Christine J. Thompson (45)

Year of Election or Appointment: 1998

Vice President of Spartan Arizona Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 6, 2003, to shareholders of record at the opening of business on October 3, 2003, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 5.81% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-UANN-1003
1.790910.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2003, the Fidelity Union Street Trust II has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Union Street Trust II has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2003